As filed with the Securities and Exchange Commission on October 30, 1995


                                                    Registration No. 33-42399*



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                        POST-EFFECTIVE AMENDMENT NO. 4
                                      To
                                   FORM S-6


                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

A.    Exact name of trust:   MORTGAGE SECURITIES TRUST, CMO SERIES 6
                             AND CMO SERIES 7


B.    Name of depositors:    REICH & TANG DISTRIBUTORS L.P.
                             GRUNTAL & CO., INCORPORATED


C.    Complete address of depositors' principal executive offices:


      Reich & Tang Distributors L.P.            Gruntal & Co., Incorporated
      600 Fifth Avenue                          14 Wall Street
      New York, NY 10020                        New York, NY 10005


D.    Name and complete address of agent for service:


PETER J. DeMARCO        ROBERT SABLOWSKY              Copy of comments to:
Executive Senior        Executive Vice President      MICHAEL R. ROSELLA, ESQ.
 Vice President         Gruntal & Co., Incorporated   Battle Fowler LLP
Reich & Tang            14 Wall Street                75 East 55th Street
 Distributors L.P.      New York, NY 10005            New York, NY 10022
600 Fifth Avenue                                      (212) 856-6858
New York, New York 10022


It is proposed that this filing become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on (October 31, 1995) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/ /  on (       date       ) pursuant to paragraph (a) of Rule 485




* This Prospectus included in this Registration Statement constitutes a combined prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933. Said Prospectus covers units of undivided interest in Mortgage Securities Trust, CMO Series 6 and Mortgage Securities Trust, CMO Series 7 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-42399 and 33-43897, respectively) under the Securities Act. This constitutes Post- Effective Amendment No. 4 for all of the aforementioned Series.

   Each of the Registrants has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and each of the Registrants filed a Rule 24f-4 Notice for its fiscal year ended June 30, 1995 on August 25, 1995.




1375.1

                           MORTGAGE SECURITIES TRUST
                                 CMO SERIES 6
                                 CMO SERIES 7

                             CROSS-REFERENCE SHEET

                     Pursuant to Rule 404 of Regulation C
                       under the Securities Act of 1933

                 (Form N-8B-2 Items required by Instruction as
                        to the Prospectus in Form S-6)


             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus


                      I.  Organization and General Information

 1.  (a) Name of trust...................  Front Cover of Prospectus
     (b) Title of securities issued......       "
 2.  Name and address of each depositor..  The Sponsor
 3.  Name and address of trustee.........  The Trustee
 4.  Name and address of principal
       underwriters......................  The Sponsor
 5.  State of organization of trust......  Organization
 6.  Execution and termination of
       trust agreement...................  Trust Agreement, Amendment and
                                             Termination
 7.  Changes of name.....................  Not Applicable
 8.  Fiscal year.........................       "
 9.  Litigation..........................  None

         II.  General Description of the Trust and Securities of the Trust

10.  (a) Registered or bearer
         securities......................  Certificates
     (b) Cumulative or distributive
         securities......................  Interest and Principal Distributions
     (c) Redemption......................  Trustee Redemption
     (d) Conversion, transfer, etc.......  Certificates, Sponsor Repurchase,
                                             Trustee Redemption, Exchange
                                             Privilege and Conversion Offer
     (e) Periodic payment plan...........  Not Applicable
     (f) Voting rights...................  Trust Agreement, Amendment and
                                             Termination
     (g) Notice to certificateholders....  Records, Portfolio, Trust Agreement,
                                             Amendment and Termination, The
                                             Sponsor, The Trustee
     (h) Consents required...............  Trust Agreement, Amendment and
                                             Termination
     (i) Other provisions................  Tax Status
11.  Type of securities
       comprising units..................  Objectives, Portfolio, Description of Portfolio
12.  Certain information regarding
       periodic payment certificates.....  Not Applicable

13.  (a) Load, fees, expenses, etc.......  Summary of Essential Information,
                                             Offering Price, Volume and Other
                                             Discounts, Sponsor's and
                                             Underwriters' Profits, Total
                                             Reinvestment Plan, Trust Expenses
                                             and Charges


                                       -i-
1381.1

             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus



     (b) Certain information regarding
         periodic payment certificates...  Not Applicable
     (c) Certain percentages.............  Summary of Essential Information,
                                             Offering Price, Total Reinvestment
                                             Plan
     (d) Price differences...............  Volume and Other Discounts
     (e) Other loads, fees, expenses.....  Certificates
     (f) Certain profits receivable
         by depositors, principal
         underwriters, trustee or
         affiliated persons..............  Sponsor's and Underwriters' Profits
     (g) Ratio of annual charges
         to income.......................  Not Applicable
14.  Issuance of trust's securities......  Organization, Certificates
15.  Receipt and handling of payments
       from purchasers...................  Organization
16.  Acquisition and disposition of
       underlying securities.............  Organization, Objectives, Portfolio,
                                             Portfolio Supervision
17.  Withdrawal or redemption............  Comparison of Public Offering Price,
                                             Sponsor's Repurchase Price and
                                             Redemption Price, Sponsor
                                             Repurchase, Trustee Redemption
18.  (a) Receipt, custody and
         disposition of income...........  Distribution Elections, Interest and
                                             Principal Distributions, Records,
                                             Total Reinvestment Plan
     (b) Reinvestment of distributions...  Total Reinvestment Plan
     (c) Reserves or special funds.......  Interest and Principal Distributions
     (d) Schedule of distributions.......  Not Applicable
19.  Records, accounts and reports.......  Records, Total Reinvestment Plan
20.  Certain miscellaneous provisions
       of trust agreement................  Trust Agreement, Amendment and
                                             Termination
     (a) Amendment.......................       "
     (b) Termination.....................       "
     (c) and (d) Trustee, removal and
         successor.......................  The Trustee
     (e) and (f) Depositor, removal
         and successor...................  The Sponsor
21.  Loans to security holders...........  Not Applicable
22.  Limitations on liability............  The Sponsor, The Trustee,
                                             The Evaluator
23.  Bonding arrangements................  Part II--Item A
24.  Other material provisions
       of trust agreement................  Not Applicable

         III.  Organization, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor...........  The Sponsor
26.  Fees received by depositor..........  Not Applicable
27.  Business of depositor...............  The Sponsor
28.  Certain information as to
       officials and affiliated
       persons of depositor..............  Part II--Item C
29.  Voting securities of depositor......  Not Applicable
30.  Persons controlling depositor.......       "
31.  Payments by depositor for certain
       services rendered to trust........       "


                                       -ii-
1381.1

             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus



32.  Payment by depositor for certain
       other services rendered to trust..       "
33.  Remuneration of employees of
     depositor for certain services
     rendered to trust...................       "
34.  Remuneration of other persons for
     certain services rendered to trust..       "

                  IV.  Distribution and Redemption of Securities

35.  Distribution of trust's
       securities by states..............  Distribution of Units
36.  Suspension of sales of
       trust's securities................  Not Applicable
37.  Revocation of authority
       to distribute.....................       "
38.  (a) Method of distribution..........  Distribution of Units, Total
                                             Reinvestment Plan
     (b) Underwriting agreements.........       "
     (c) Selling agreements..............       "
39.  (a) Organization of principal
         underwriters....................  The Sponsor
     (b) N.A.S.D. membership of
         principal underwriters..........       "
40.  Certain fees received by
       principal underwriters............  Not Applicable
41.  (a) Business of principal
         underwriters....................  The Sponsor
     (b) Branch offices of principal
         underwriters....................  Not Applicable
     (c) Salesmen of principal
         underwriters....................       "
42.  Ownership of trust's
       securities by certain persons.....       "
43.  Certain brokerage commissions
       received by principal
       underwriters......................       "
44.  (a) Method of valuation.............  Summary of Essential Information,
                                             Offering Price, Accrued Interest,
                                             Volume and Other Discounts,
                                             Total Reinvestment Plan,
                                             Distribution of Units
     (b) Schedule as to offering price...  Not Applicable
     (c) Variation in offering price
         to certain persons..............  Distribution of Units, Total
                                             Reinvestment Plan, Volume and
                                             Other Discounts
45.  Suspension of redemption rights.....  Trustee Redemption
46.  (a) Redemption valuation............  Comparison of Public Offering Price,
                                             Sponsor's Repurchase Price and
                                             Redemption Price, Trustee
                                             Redemption
     (b) Schedule as to
         redemption price................  Not Applicable
47.  Maintenance of position in
       underlying securities.............  Comparison of Public Offering Price,
                                             Sponsor's Repurchase Price and
                                             Redemption Price, Sponsor
                                             Repurchase, Trustee Redemption


                                       -iii-
1381.1

             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus




                V.  Information Concerning the Trustee or Custodian

48.  Organization and regulation
       of trustee........................  The Trustee
49.  Fees and expenses of trustee........  Trust Expenses and Charges
50.  Trustee's lien......................       "

          VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of
       trust's securities................  Not Applicable

                            VII.  Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities......................  Objectives, Portfolio, Portfolio
                                             Supervision
     (b) Transactions involving
         elimination of underlying
         securities......................  Not Applicable
     (c) Policy regarding substitution
         or elimination of underlying
         securities......................  Objectives, Portfolio, Portfolio
                                             Supervision, Substitution of Bonds
     (d) Fundamental policy not
         otherwise covered...............  Not Applicable
53.  Tax status of trust.................  Tax Status

                   VIII.  Financial and Statistical Information

54.  Trust's securities during
       last ten years....................  Not Applicable
55.  Hypothetical account for issuers
       of periodic payment plans.........       "
56.  Certain information regarding
       periodic payment certificates.....       "
57.  Certain information regarding
       periodic payment plans............       "
58.  Certain other information
       regarding periodic payment plans..       "
59.  Financial Statements
     (Instruction 1(c) to Form S-6)......  Statement of Financial Condition


                                       -iv-
1381.1

                 Note:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.

                           MORTGAGE SECURITIES TRUST

                                 CMO SERIES 6





            The Trust is a unit investment trust designated Mortgage Series Trust, CMO Series 6 Intermediate Portfolio (the "Trust"). The Trust consists of an underlying portfolio of collateralized mortgage obligations ("CMOs" or "Securities") and was formed to obtain safety of capital and provide a high level of current distributions of interest income. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk. The Trust seeks to achieve its objective through investment in a fixed portfolio of CMOs which may have been issued as debt obligations of a trust or corporation or which may represent certificated interests of beneficial ownership in pools of mortgage-backed securities. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these underlying mortgage-backed securities is guaranteed as to the payment of principal and interest by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's and, therefore, the Units of the Trust are rated AAA by Standard & Poor's Corporation. The Units of the Trust are not, however, guaranteed by GNMA, FNMA, FHLMC, the United States or any of its agencies. The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt obligation of the United States or any of its agencies. The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated. The value of the Units will fluctuate with the value of the CMOs in the portfolio. Both the Estimated Current Return and the Estimated Long Term Return are subject to fluctuations with changes in portfolio composition, principal payments and prepayments, changes in the market value of the CMOs in the portfolio and changes in fees and expenses.
Minimum purchase:  1,000 Units.



            This Prospectus consists of two parts. Part A contains the Summary of Essential Information, including descriptive material relating to the Trusts as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trusts and audited financial statements of the Trusts, including the Portfolios as of the Evaluation Date. Part B of this Prospectus contains general information about the Trusts. Part A may not be distributed unless accompanied by Part B of this Prospectus.


                  Investors Should Read and Retain Both Parts
                   of This Prospectus for Future Reference.



      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995


84157.1

            THE TRUST. The Trust is a unit investment trust designated Mortgage Securities Trust, CMO Series 6 Intermediate Portfolio ("Intermediate Portfolio"). The Trust was formed to obtain safety of capital and a high level of current distributions of interest income through investment in a fixed portfolio of CMOs. A CMO is a multiclass bond backed by a pool of mortgage pass-through securities or mortgage loans. CMOs are also known as "real estate mortgage investment conduits" (REMICs). As a result of the 1986 Tax Reform Act, most CMOs are issued in REMIC form to create a certain tax advantage for the issuer. The terms CMO and REMIC are used interchangeably. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. An investment in the Trust entails differing degrees of risk.

            The Intermediate Portfolio will invest primarily in planned amortization or target amortization classes of CMOs. Such classes of CMOs receive payments of principal according to a planned schedule to the extent that prepayments on the underlying mortgage-backed securities occur within a broad time period. The principal is reduced only in specified amounts at specified times resulting in greater predictability of principal payments for the planned amortization bonds or targeted amortization bonds. For a discussion on planned amortization bonds or targeted amortization bonds see "The Trusts--The Securities--Planned Amortization or Targeted Amortization Bonds and Support Bonds" in Part B of this Prospectus. The Intermediate Portfolio may also invest in other types of CMOs described above and in "The Trusts--The Securities" in Part B of this Prospectus.


            All of the CMOs in the Trust are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these mortgage-backed securities is guaranteed as to the payment of principal and interest by either the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's Corporation ("Standard & Poor's") and therefore, the Units of the Trust are rated AAA by Standard & Poor's. There can be no assurance that the Trust's investment objectives can be achieved. Investment in the Trust should be made with an understanding of the risks inherent in an investment in CMOs. (See "The Trust--Risk Considerations" in this Part A.) Each Unit of the Trust represents an undivided interest in the principal and net income of the Trust in the ratio of one thousand Units for the indicated principal amount of Securities in the Trust. (See "The Trust--Organization" in Part B of this Prospectus.) (For the specific number of Units in the Trust, see "Summary of Essential Information" in this Part A.)


            Generally, CMOs are designed to provide a substantial degree of prepayment and reinvestment risk protection as compared to other mortgage related securities. The CMOs may have been issued as debt obligations of a trust or corporation or as certificated interests representing beneficial ownership in a pool of mortgage-backed securities (See "The Trusts--The Securities" in Part B of this Prospectus for further description and examples) which trust, corporation or pool may have been established for the sole purpose of issuing CMOs by any of GNMA, FNMA or FHLMC or by a private business organization. Such private business organizations are typically single-purpose corporations established by mortgage-banking institutions for the sole purpose of issuing CMOs. Any CMOs in the Trust that have been issued by private business organizations have been rated AAA by Standard & Poor's. The sole assets of the issuers of the CMOs are the underlying mortgage-backed securities. If the collateral securing the Securities of these issuers is insufficient to make payments on those Securities, it is unlikely that any other assets of these issuers will be available for payment of the deficiency. The underlying mortgage-backed securities which are pledged as collateral to

                                    A-2
84157.1
secure the payment of principal and interest on the CMOs may be (i) "fully modified pass-through" mortgage-backed certificates, guaranteed by GNMA ("Ginnie Maes"), (ii) mortgage pass-through certificates guaranteed by FNMA ("Fannie Maes") or (iii) mortgage participation certificates guaranteed by FHLMC ("Freddie Macs"). The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt or obligation of the United States or any of its agencies. The Units of the Trust, as such, are not guaranteed by any of GNMA, FNMA, FHLMC, the United States or any of its agencies. Additionally, CMOs that are issued by GNMA, FNMA or FHLMC or by any entity established by GNMA, FNMA or FHLMC are guaranteed as to payment of principal and interest by GNMA, FNMA or FHLMC, respectively. The guaranty obligations of GNMA with respect to any Ginnie Maes or any CMOs are supported by the full faith and credit of the United States. However, the guaranty of obligations of FNMA and FHLMC with respect to any Fannie Maes or Freddie Macs or any CMOs are obligations of FNMA and FHLMC only (limited by their respective credit capabilities) and are not supported by the full faith and credit of the United States or any other governmental entity.

            CMO Structure. CMOs are generally issued as a series of different classes. An issue of CMOs generally is backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any "principal only" class. Principal payments on the underlying mortgages are thereafter generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows a more predictable estimate of the period of time when any one class is likely to be repaid. The estimate can be even closer with a class of planned amortization bonds or targeted amortization bonds. The amortization schedule for these CMOs is structured so that, at specified prepayment rates within a range, their principal will be repaid at specified times and in specified amounts. However, if any series of CMOs contains a class of planned amortization bonds or targeted amortization bonds, then the other classes in that series may not be retired in an order of priority determined strictly with reference to their maturity dates.

            These other classes are often referred to as "support classes" because their function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. If the rate of prepayment on the underlying mortgages is faster than assumed, then classes with maturity dates later than the planned amortization bonds or targeted amortization bonds may be retired earlier than estimated to ensure that the planned amortization bonds or targeted amortization bonds receive the principal payments required by their amortization schedule. Similarly, if the rate of prepayments is slower than anticipated, then earlier support classes may be retired later than estimated. Hence, support classes of a series that contains planned amortization bonds or targeted amortization bonds have less predictable prepayment characteristics than classes of a series that does not. This lack of predictability regarding prepayments also causes support class bonds to have greater market value fluctuation than other classes of a CMO. (See "Description of Portfolios" for the number of planned amortization bonds, targeted amortization bonds or support class bonds in the Trust portfolios.) The rate of prepayment on the underlying mortgages of a CMO will most likely

                                    A-3
84157.1
decline as interest rates increase. If the rate of prepayment declines, the weighted average life of the support class bonds will most likely increase and, in some cases, the decline will impact the yield and market value of these Securities. This may cause an investor's principal in a support class bond to be outstanding for a longer period of time than initially anticipated. Conversely, if interest rates decline, prepayments on the underlying mortgages will most likely increase, and the weighted average life of the support class bonds may be shorter than anticipated. A holder of a support class bond in these situations may be unable to reinvest the proceeds of these principal distributions at an effective interest rate equal to the specified coupon rate on the original support class bond. Therefore, an investor expecting to earn a fixed return for a fixed number of years may find the life of a support class investment decreases as interest rates fall and increases as they rise. Investors should be aware that the Federal Financial Institutions Examination Council has stated that certain high-risk CMO tranches are generally not suitable investments for depository institutions.

            Some of the CMOs in the Trust may be either a class of Guaranteed REMIC Certificates ("REMIC Certificate") issued by FNMA or a class of REMIC Certificates issued by FHLMC. A FNMA REMIC Certificate represents a beneficial ownership interest in a certain class of a FNMA REMIC Trust consisting of Fannie Maes, each of which in turn represents a beneficial interest in a pool of first lien, single-family, fixed-rate residential mortgage loans. FNMA REMIC Certificates are issued pursuant to trust agreements executed by FNMA in both its corporate capacity and its capacity as trustee. A FNMA REMIC Certificate evidences a beneficial ownership interest in the distribution of principal and interest on the underlying Fannie Maes, subject to certain limits and in an order of distribution established for the particular FNMA REMIC Trust. Each FNMA REMIC Certificate is backed by the guaranty obligation of FNMA to distribute on a timely basis required installments of principal and interest and to distribute the principal balance of the FNMA REMIC Certificate in full no later than an established final distribution date, notwithstanding insufficiency of funds from the underlying Fannie Maes. A FHLMC REMIC Certificate represents a beneficial ownership interest in a certain class of a pool of Freddie Macs, each of which in turn represents undivided interests in discrete pools of fixed-rate, first lien, residential mortgages or participations therein purchased by FHLMC. FHLMC REMIC Certificates are issued pursuant to multiclass mortgage participation certificate agreements executed by FHLMC. A FHLMC REMIC Certificate evidences a beneficial ownership interest in the distributions of principal and interest on the underlying Freddie Macs, subject to certain limits and in an order of distribution established for the particular FHLMC REMIC pool. Each FHLMC REMIC Certificate is backed by the guaranty obligation of FHLMC to distribute required interest payments on a timely basis and to distribute required principal payments as principal payments on the underlying Freddie Macs are required to be made. Except with respect to certain issues of "Gold" PCs, FHLMC generally does not guarantee timely payment of principal but does guarantee ultimate payment. Both FNMA REMIC Certificates and FHLMC REMIC Certificates pay interest monthly. (See "The Trusts--The Securities" in Part B of this Prospectus for a description of FHLMC Gold PCs.)

            If FNMA or FHLMC were unable to fulfill its guarantees, distributions to holders of REMIC Certificates such as the Trust would consist solely of payments and other recoveries upon the mortgages underlying the pledged Fannie Maes or Freddie Macs, respectively, and, accordingly, delinquencies and defaults would diminish distributions to the holders. (See "Description of Portfolios" for the number of FNMA REMIC Certificates and FHLMC REMIC Certificates in the Trust portfolio.)

            Some of the CMOs in the Trust may be a class of compound interest bonds or principal only bonds. Interest on compound interest bonds is accrued and is added to principal. Such interest is not paid until all classes of

                                    A-4
84157.1

CMOs issued in the same series with earlier final distributions dates are paid in full. Principal only bonds entitle the holder to no payments of interest but the holder will receive cash flow from the amortization of principal and prepayments. Both compound interest bonds and principal only bonds sell at a deep discount from par. The Sponsors believe that a portfolio with a limited amount of compound interest bonds and principal only bonds will assist the Trusts in achieving their objective of preserving capital. Since the principal only bond will accrue to par if held to maturity, the holder of such a bond would receive a full return of his or her initial investment upon maturity of the bond. In addition, compound interest bonds also assist in the preservation of capital as interest which accrues on these bonds is added to principal. (See "Description of Portfolio" for the amount of Securities in the Trust that are a class of compound interest bonds or principal only bonds.)


            Risk Considerations. An investment in Units of the Trust should be made with an understanding of risks which an investment in fixed rate CMOs may entail, including the risk that the value of the portfolio and, hence, the value of the Units will decline with increases in interest rates and that the life of the CMOs in the portfolio depends on the actual prepayments received on the underlying mortgage-backed securities, the timing of which cannot be determined but which may be sooner or later than anticipated, especially if interest rates decline. The potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may be limited by any increased prepayments by mortgagors. Investors should also note that prepayments of principal on CMOs purchased at a premium over par will result in some loss on investment while prepayments on CMOs purchased at a discount from par will result in some gain on investment. Also, if interest rates rise, the prepayment risk of higher yielding, premium CMOs and the prepayment benefit for lower yielding, discount CMOs will be reduced. (See "The Trusts--Life of the Securities and of the Trusts" in PartB of this Prospectus.) In addition, a number of factors, including the extent of prepayments of principal on the underlying mortgage-backed securities, affect the availability of funds for payment of principal of bonds on any payment date and, therefore, the timing of principal payments on each class of such bonds.


            While all of the mortgage-backed securities underlying each of the CMOs in the Trust are guaranteed as to the payment of principal and interest by GNMA, FNMA or FHLMC, the CMOs in the Trust represent obligations solely of the issuers of those CMOs and are not themselves insured or guaranteed by GNMA, FNMA or FHLMC, or any other governmental agency. If a default were to occur with respect to any of the CMOs, there can be no assurance that the collateral securing such bonds would be sufficient to pay the principal and interest then due.

            CMOs are generally not listed on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System, Inc. Whether or not CMOs are listed on a national securities exchange, the principal trading market for the CMOs will generally be in the over-the-counter market. As a result the existence of a liquid trading market for CMOs may depend on whether dealers will make a market in CMOs. There can be no assurance that a market will be made for any of the CMOs in the Trust, that any market for the CMOs in the Trust's portfolio will be maintained or of the liquidity of the CMOs in the Trust in any markets made. The price at which the CMOs in the Trust may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the CMOs in the Trust are limited or absent. (See "The Trust--Liquidity" in Part B of this Prospectus.) In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling securities to the Sponsors. However, taking into account the foregoing and other factors, the Sponsors believe that the nature of the GNMA, FNMA or FHLMC guarantees of any securities that have been issued by them, respectively, and the nature of the Ginnie Maes, Fannie Maes

                                    A-5
84157.1
or Freddie Macs securities payments of principal and interest due on the Securities make the Securities adequately marketable for purposes of redemptions of Units by the Trustee (see "Redemption" in Part B of this Prospectus).

            Investors should note that all of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"). As such, Certificateholders will be required to include in income their respective pro rata share of interest on each Security (whether or not the Security has original issue discount) as interest accrues, whether or not the Certificateholder is an accrual method taxpayer. (See "Tax Status" in Part B of this Prospectus.)

            The principal amount of Securities actually deposited in the Trust is affected by the prepayment estimate or factor for each CMO. If the prepayment estimate or factor is adjusted because the level of actual prepayments increases with respect to a particular CMO prior to the settlement date of the Securities, the actual principal amount of Securities deposited in the Trust may be less than the amount noted above and the excess of any cash returned to the Trust as a result of these prepayments will be held in the Trust's principal account. Cash balances maintained in the principal account do not generate income for the Trust.

            Educational material regarding CMOs is available upon request, from the Sponsor.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price per 1,000 Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in a Trust divided by the number of Units outstanding times 1,000, plus a sales charge of 3.75% of the Public Offering Price per 1,000 Units or 3.896% of the net amount invested in Securities per 1,000 Units of the Intermediate Portfolio. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If the Units of the Intermediate Portfolio had been purchased on the Evaluation Date, the Public Offering Price per 1,000 Units would have been $97.08, plus accrued interest of $6.00, for a total of $103.08. The Public Offering Price per 1,000 Units may vary on a daily basis in accordance with the fluctuations in the aggregate bid price of the Bonds. (See "Public Offering" in Part B of this Prospectus.)


            The figures above assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Secondary Market Public Offering Price per 1,000 Units by 1,000 and multiplying by the number of Units.

            DISTRIBUTIONS. Distributions of principal and interest income, less expenses, will be made by the Trust monthly on the 20th of each month. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For the estimated amount of distributions see "Summary of Essential Information" for the Trust in this Part A.)

            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Estimated Long Term Return for the Trust is calculated by: (1) computing the yield to maturity for each CMO in the Trust's portfolio in accordance with accepted CMO practices, which practices take into account not only the interest payable on the CMO but also the amortization of premiums or accretion of discounts, if any, and estimates of projected prepayments; (2) calculating the average of the yields for the CMOs in the Trust's portfolio by weighing each CMO's yield by the market value of the CMO and by the amount of time remaining to the date to which the CMO is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for

                                    A-6
84157.1
the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders per 1,000 Units, see "Summary of Essential Information" for each Trust.)

            Estimated Current Return for the Trust is calculated by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account estimates of prepayments or the amortization of premium or accretion of discount, if any, on the CMOs in the portfolio of the Trust. On the Evaluation Date, the Estimated Net Annual Interest Income per 1,000 Units divided by the Public Offering Price per 1,000 Units resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

            If the CMOs in the Trust are priced at a discount, the Estimated Current Return will generally be lower relative to the Estimated Long Term Return, whereas if the CMOs are priced at a premium, the Estimated Current Return will generally be higher relative to the Estimated Long Term Return. This is because Estimated Current Return reflects primarily the interest rate on the CMOs, while Estimated Long Term Return reflects yield and timing of principal payments, and thus increases when the principal returned is greater than the price paid for the CMOs (discount) and decreases when the principal returned is lower than the price paid (premium). Estimated Long Term Return is calculated using an estimated average life for the CMOs in the Trust. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When a particular Trust has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Trust contains CMOs priced at a discount and lower if the CMOs are priced at a premium. Conversely, when a particular Trust has a longer average life than is estimated, Estimated Long Term Return will be lower if the CMOs are priced at a discount and higher if the CMOs are priced at a premium. To calculate estimated average life several assumptions are made to derive an estimated prepayment rate for the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs that may back the CMOs in the Portfolio; the calculation of estimated prepayment rates is based upon actual recent prepayments and analysis of several factors including, among other things, the spread between present market interest rates and the rate on the mortgages and the housing environment. The estimated prepayment rate that is derived is then applied to retire the principal amount of each CMO class of the same series as each CMO in the Trust, including those CMOs in the Trust, according to the specific principal reduction schedule of each series. For a more detailed explanation of the calculation of estimated average life, see "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. The estimated average life for the Trust is subject to change with alterations in the data used in any of the underlying assumptions. The actual average lives of the CMOs in the Trust portfolios and the actual long term returns will be different from the estimated average lives and the estimated long term returns.

            The Estimated Net Annual Interest Income per 1,000 Units of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, prepayment, maturity, sale or other disposition of the CMOs in the Trust. The Public Offering Price will vary with changes in the offering prices (bid prices in the case of the secondary market) of the CMOs. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.


                                    A-7
84157.1

            Market for Units. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units of the Trust. The secondary market repurchase price will be based on the aggregate bid side evaluation of the Securities in the Trust; and the reoffer price will be based on the aggregate bid side evaluation of the Securities, divided by the number of Units outstanding times 1,000, plus a sales charge of 3.75% (3.896% of the net amount invested), plus net accrued interest for the Intermediate Portfolio. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid side evaluation of the Securities. (See "Sponsor Repurchase" in Part B of this Prospectus.)


            Total Reinvestment Plan. Distributions from the Trusts are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his interest check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsors in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Gabelli-O'Connor Fixed Income Mutual Funds Management Co. serves as the investment advisor of the Fund and GOC Fund Distributors, Inc. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B of this Prospectus. The shares of the Fund are not rated by Standard & Poor's.

                                    A-8
84157.1

                           MORTGAGE SECURITIES TRUST
                     CMO SERIES 6, INTERMEDIATE PORTFOLIO

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:*  October 17, 1991           Evaluation Time:  4.00 p.m.
Principal Amount of                             New York Time.
  Securities ................  $441,086       Minimum Principal Distribution:
Principal Amount of Secu-                       $1 per 1,000 Units.
  rities per 1,000 Units.....  $87.88         Weighted Average Life to
Number of Units .............  5,019,212        Maturity:  1.7 years
Fractional Undivided Inter-                   Minimum Value of Trust:
  est in Trust per Unit .....  1/5019212        Trust may be terminated if
Secondary Market Public                         less than $2,400,000 in
  Offering Price**+                             principal amount of
  Aggregate Bid Price of                        Securities.
    Securities in Trust .....  $469,025       Mandatory Termination Date:
  Divided by 5,019,212 Units                    The earlier of December 31,
    times $1,000 ............  $93.45           2040 or the disposition of the
  Plus Sales Charge of 3.75%                    last Security in the Trust.
    of Public Offering Price   $3.63          Trustee:  Chase Manhattan Bank,
  Public Offering Price                         N.A.
    per 1,000 Units..........  $97.08         Trustee's Annual Fee:  $.84 per
Redemption and Sponsors'                        $1,000.
  Repurchase Price                            Evaluator:  Kenny S&P
  per 1,000 Units+ ..........  $93.45+++#       Evaluation Services.
Excess of Public Offering                     Evaluator's Fee for Each
  Price over Redemption and                     Evaluation:  $7 per
  Sponsors' Repurchase Price                    evaluation.
  per 1,000 Units#...........  $3.63          Sponsors:  Reich & Tang
Difference between Public                       Distributors L.P. and
  Offering Price per 1,000                      Gruntal & Co., Incorporated
  Units and Principal                         Sponsors' Annual Fee:  Maximum
  Amount per 1,000 Units                        of $.25 per $1,000
  Premium/(Discount) ........  $9.20            principal amount of Securities
                                                (see "Trust Expense and
                                                Charges" in Part B of this
                                                Prospectus).

                          PER 1,000 UNIT INFORMATION

Gross annual interest income (cash).............................        $6.59
Less estimated annual fees and expenses.........................         1.10
Estimated net annual interest income (cash).....................         5.49
Estimated interest distribution.................................          .46
Estimated daily interest accrual................................        .0152
Estimated current return++(1)...................................        5.66%
Estimated long term return++(1).................................        5.40%
Record dates....................................................       1st of
                                                                    each month
Interest distribution dates.....................................      20th of
                                                                   each month


                                    A-9
84157.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  **  Per 1,000 Units.

   +  Plus accrued interest.

  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Volume and Other Discounts" in Part B of this Prospectus).

 +++ Based solely upon the bid side evaluation of the underlying Securities. Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

   # See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.


 (1) Estimated current return represents annual interest income after estimated annual expenses divided by the Public Offering Price, including for the Intermediate Portfolio, a 3.75% maximum sales charge. Estimated long term return is the net annual percentage return based on the yield on each underlying Security in the Trust weighted to reflect market value and estimated average life. The estimated weighted average life to maturity of the Trust is an estimate based upon various assumptions discussed more fully under "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. Estimated long term return is adjusted for estimated expenses and the maximum public offering price but not for delays in the Trust's distribution of income. Estimated current return shows current annual cash return to investors while estimated long term return shows the return on Units held to estimated average life, reflecting prepayments of principal, maturities, discounts and premiums on underlying Securities. Actual returns will vary with purchase price, payments and prepayments of principal on the underlying Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities, and changes in Trust income after expenses. These returns do not include the effects of any delay in payments to Unitholders and a calculation which includes those effects would be lower. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.



                                    A-10
84157.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995



Description of Portfolio*


          The Trust consists of 2 issues of CMOs. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the CMOs in the Portfolio were acquired. None of the CMOs have been issued by entities created by GNMA, 66.7% have been issued by entities created by FNMA, 33.3% have been issued by entities created by FHLMC and none have been issued by private issuers. All of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits. The CMOs in the Trust have stated final distribution dates ranging from June 15, 2019 through September 25, 2020 and had estimated average lives (based upon estimated prepayment rates at the initial date of deposit) ranging from .16 to 2.40 years.

          The CMO in Portfolio No. 2 (representing $293,977 of the principal amount of the Securities in the Trust) is a planned amortization bond or targeted amortization bond. None of the principal amount of the Securities are support class bonds that are part of a series that contains planned amortization bonds or targeted amortization bonds. As of June 30, 1995, $293,977 of the principal amount of the Securities in the Trust are FNMA REMIC Certificates. None of the principal amount of the Securities in the Trust are a class of compound interest bonds or principal only bonds. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

          As of June 30, 1995, 66.7% of the aggregate principal amount of the Securities in the Trust were acquired at a discount from par, 33.3% of the Securities in the Trust were acquired at a premium and none were acquired at par. A Certificateholder may receive more or less than his original purchase price upon disposition of his Units because the value of the Units fluctuates with the value of the underlying Securities.

--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, there has been a paydown on the securities in portfolio nos. 1 and 2 and $5,574.46 and $72,326.76 of the principal amount of the securities, respectively, are no longer contained in the Trust. 25,805 Units have been redeemed from the Trust.


                                    A-11
84157.1

                     FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit of each Trust outstanding for the periods listed below:

                                                             Distribu-
                                                              tions of
                                                             Principal
                                           Distributions     During
                             Net Asset*    of Interest       the
                               Value       During the        Period
                 Units Out-  Per 1,000     Period (per       (Per 1,000
Period Ended      standing     Units       1,000 Units)        Units)


June 30, 1993     6,017,872    $526.92          $78.92        $453.28
June 30, 1994     5,827,252     196.33           30.98         312.60
June 30, 1995     5,019,212      93.31            7.70         102.55


--------
* Net Asset Value per 1,000 Units is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-12
84157.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Mortgage Securities Trust, CMO Series 6 Intermediate:


We have audited the accompanying statement of net assets, including the portfolio, of Mortgage Securities Trust, CMO Series 6 Intermediate as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mortgage Securities Trust, CMO Series 6 Intermediate as of June 30, 1995, and the results of its operations and the changes in its net assets for the three year period then ended, in conformity with generally accepted accounting principles.




                         KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                     MORTGAGE SECURITIES TRUST, CMO SERIES 6 INTERMEDIATE

                             Statement of Assets and Liabilities

                                     June 30, 1995

   Investments in marketable securities,
      at market value (cost  $418,325)                    $   441,081

   Accrued interest                                             2,757
   Cash                                                        25,237
                                                            ---------
                                                            ---------
        Other assets                                           27,994
                                                            ---------

   Accrued expenses                                               739
                                                            ---------

   Excess of other assets over accrued expenses                27,255
                                                           ----------

   Net assets (5,019,212 Units of fractional undivided
      interest outstanding, $93.31 per 1000 units)        $   468,336
                                                           ==========

   See accompanying notes to financial statements.

             MORTGAGE SECURITIES TRUST, CMO SERIES 6 INTERMEDIATE

                           Statements of Operations

                                        ----------   ----------     ----------
                                           1995         1994           1993
                                        ----------   ----------     ----------

 Investment income - interest         $    47,559      178,837        461,888
                                        ----------   ----------     ----------

 Expenses:
    Trustee's fees                          9,015        5,227         13,335
    Evaluator's fees                          -          1,093          1,728
    Sponsor's advisory fee                    -          1,485          1,500
                                        ----------   ----------     ----------

               Total expenses               9,015        7,805         16,563
                                        ----------   ----------     ----------

               Investment income, net      38,544      171,032        445,325
                                        ----------   ----------     ----------

 Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on bonds            3,383       (3,670)       (23,762)
     sold or called
   Unrealized appreciation
    (depreciation)                         (2,110)     (89,722)        44,126
                                        ----------   ----------     ----------

             Net gain (loss) on
             investments                    1,273      (93,392)        20,364
                                        ----------   ----------     ----------

              Net increase in net
                assets resulting
                from operations       $    39,817       77,640        465,689
                                        ==========   ==========     ==========

    See accompanying notes to financial statements.

                       MORTGAGE SECURITIES TRUST, CMO SERIES 6 INTERMEDIATE

                          Statements of Changes in Net Assets

                                              ----------    ------------    -----------
                                                 1995           1994           1993
                                              ----------    ------------    -----------

Operations:
   Investment income, net                  $     38,544         171,032        445,325
   Realized gain (loss) on bonds                  3,383          (3,670)       (23,762)
     sold or called
   Unrealized appreciation (depreciation)        (2,110)        (89,722)        44,126
                                              ----------    ------------    -----------

              Net increase in net
                assets resulting
                from operations                  39,817          77,640        465,689
                                              ----------    ------------    -----------

Distributions to certificateholders:
   Investment income                             42,782         185,114        490,654
   Principal                                    583,823       1,854,222      2,729,069

Redemptions:
   Interest                                         731             406          1,412
   Principal                                     88,193          64,780        210,882
                                              ----------    ------------    -----------

               Total distributions
                 and redemptions                715,529       2,104,522      3,432,017
                                              ----------    ------------    -----------

              Total decrease                   (675,712)     (2,026,882)    (2,966,328)

Net assets at beginning of year               1,144,048       3,170,930      6,137,258
                                              ----------    ------------    -----------

Net assets at end of year (including
   undistributed net investment
   income of($689),  $4,280,
   $18,768,  respectively).                $    468,336       1,144,048      3,170,930
                                              ==========    ============    ===========

See accompanying notes to financial statements.

MORTGAGE SECURITIES TRUST, CMO SERIES 6 INTERMEDIATE

Notes to Financial Statements

June 30, 1995, 1994 and 1993

(1) Organization and Financial and Statistical Information

Mortgage Securities Trust, CMO Series 6 Intermediate (Trust) was organized on
October 17, 1991 (date of deposit) by Bear, Stearns & Co. Inc. and Gruntal &
Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company
Act of 1940.

(2) Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation
(depreciation) of investments and to record interest income and expenses on the accrual basis.

Investments are carried at market value which is determined by Kenny S&P
Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the securities at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date.
Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.


(3) Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.


                                  (Continued)

MORTGAGE SECURITIES TRUST, CMO SERIES 6 INTERMEDIATE

Notes to Financial Statements

(4) Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions on a monthly basis.

The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the three years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 808,040, 190,620 and 217,232 units were redeemed during the years ended June 30, 1995, 1994 and 1993, respectively.

(5) Net Assets

At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

     Original cost to Certificateholders         $   6,235,104
     Less initial gross underwriting commission      (233,817)

                                                     6,001,287
     Accumulated cost of securities
         sold or called                            (5,582,962)
     Net unrealized appreciation                      22,756
     Undistributed net investment income                (689)
     Undistributed proceeds from securities
         sold or called                               27,944

                              Total             $     468,336

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,235,104 units of fractional undivided interest of the Trust as of the date of deposit.

MORTGAGE SECURITIES TRUST, CMO SERIES 6 INTERMEDIATE

Notes to Financial Statements

(6) Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear
Stearns and Co.

(7) Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

MORTGAGE SECURITIES TRUST, CMO SERIES 6

INTERMEDIATE

Portfolio

June 30, 1995


                                                                  Coupon/       Estimated First
Port-                                                             Final           Principal
folio      Principal                                            Distribution   Distribution Date        Market
No.         Amount          Securities Contracted for(3)          Date(1)       (unaudited)(5)          Value(2)
--        -----------    -----------------------------------      --------   ---------------------    ------------

1     $       293,977    Federal National Mortgage                7.000%          12/25/1999       $       293,897
                         Association Guaranteed REMIC            9/25/2020
                         Pass-Through Certificates Fannie Mae
                         REMIC Trust 1991 Class 61-G

2             147,109    Federal Home Loan Mortgage               8.500           10/15/1999               147,184
          -----------    Corporation Multiclass Mortgage         6/15/2020                             -----------
                         Participation Certificates
                         (Guaranteed) Series 1148-C

      $       441,086                                                                               $     441,081
          ===========                                                                                 ============

See accompanying footnotes to financial statement and footnotes to portfolio.

MORTGAGE SECURITIES TRUST, CMO SERIES 6

INTERMEDIATE

Footnotes to Portfolio

June 30, 1995

(1) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

(2) At June 30, 1995, the net unrealized appreciation of all the securities was comprised of the following:

                     Gross unrealized appreciation           $ 23,624
                     Gross unrealized depreciation               (868)

                     Net unrealized appreciation              $22,756

(3) All of the CMOs in the portfolio are backed by underlying mortgage- backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. All of the CMOs in the Trust are issued by either the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The Units of the Trust are not, however, guaranteed by FNMA, FHLMC, the United States or any of its agencies. Payments guaranteed by FNMA are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes constitute a debt obligation of the United States or any of its agencies.

(4) The annual interest income to the Trust is $33,082.

(5) The Unaudited First Principal Distribution Date was calculated using prepayment rates which range between 160% and 220% of the Prepayment Model. See "The Trust - Life of the Securities and of the Trust" in Part B.

                 Note:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.

                           MORTGAGE SECURITIES TRUST

                                 CMO SERIES 7


------------------------------------------------------------------------------


            The Trust is a unit investment trust designated Mortgage Series Trust, CMO Series 7 Short-Intermediate Portfolio (the "Trust"). The Trust consists of an underlying portfolio of collateralized mortgage obligations ("CMOs" or "Securities") and was formed to obtain safety of capital and provide a high level of current distributions of interest income. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. The Trust seeks to achieve its objectives through investment in a fixed portfolio of CMOs which may have been issued as debt obligations of a trust or corporation or which may represent certificated interests of beneficial ownership in pools of mortgage-backed securities. All of the CMOs in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these underlying mortgage-backed securities is guaranteed as to the payment of principal and interest by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's and, therefore, the Units of the Trust are rated AAA by Standard & Poor's Corporation. The Units of the Trust are not, however, guaranteed by GNMA, FNMA, FHLMC, the United States or any of its agencies. The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt obligation of the United States or any of its agencies. The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated. The value of the Units will fluctuate with the value of the CMOs in the portfolio. Both the Estimated Current Return and the Estimated Long Term Return are subject to fluctuations with changes in portfolio composition, principal payments and prepayments, changes in the market value of the CMOs in the portfolios and changes in fees and expenses.
Minimum purchase:  1,000 Units.

------------------------------------------------------------------------------

            This Prospectus consists of two parts. Part A contains the Summary of Essential Information, including descriptive material relating to the Trust as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the Portfolios as of the Evaluation Date. Part B of this Prospectus contains general information about the Trusts. Part A may not be distributed unless accompanied by Part B of this Prospectus.


                  Investors Should Read and Retain Both Parts
                   of This Prospectus for Future Reference.

------------------------------------------------------------------------------

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   Prospectus Part A Dated October 31, 1995



84036.1

            THE TRUST. The Trust is a unit investment trust designated Mortgage Securities Trust, CMO Series 7 Short-Intermediate Portfolio ("Short-Intermediate Portfolio"). The Trust was formed to obtain safety of capital and a high level of current distributions of interest income through investment in a fixed portfolio of CMOs. A CMO is a multiclass bond backed by a pool of mortgage pass-through securities or mortgage loans. CMOs are also known as "real estate mortgage investment conduits" (REMICs). As a result of the 1986 Tax Reform Act, most CMOs are issued in REMIC form to create a certain tax advantage for the issuer. The terms CMO and REMIC are used interchangeably. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings.

            The Short-Intermediate Portfolio may invest in one or more types of CMOs including: standard bonds which accrue interest at a fixed rate, payable at regular intervals from issuance to maturity or repayment of principal, if earlier; compound interest bonds upon which interest will accrue but will not be payable (but will be added to the principal amount of the compound interest bonds), until all bonds issued by the same issuer in the same series of CMOs, but which have an earlier stated maturity date than the compound interest bonds, have been paid in full; adjustable rate bonds upon which the interest rate may increase or decrease at one or more future dates; floating rate bonds upon which interest accrues at a floating rate that may be related directly or inversely (although not necessarily proportionately) to an index; planned amortization bonds or targeted amortization bonds that are expected to receive payments in reduction of their outstanding principal amount in specified amounts and on specified dates in a manner designed to provide as much assurance as possible that those bonds will be repaid within the period of time specified in the prospectus, offering circular or other documents pursuant to which the bonds were offered for sale; bonds entitled to receive payments of principal only; and support class bonds whose function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. (See "The Trusts--Portfolios" in Part B of this Prospectus.)


            All of the CMOs in the Trust are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these mortgage-backed securities is guaranteed as to the payment of principal and interest by either the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's Corporation ("Standard & Poor's") and therefore, the Units of the Trust are rated AAA by Standard & Poor's. There can be no assurance that the Trust's investment objectives can be achieved. Investments in the Trust should be made with an understanding of the risks inherent in an investment in CMOs. (See "The Trust--Risk Considerations" in this Part A.) Each Unit of the Trust represents an undivided interest in the principal and net income of the Trust in the ratio of one thousand Units for the indicated principal amount of Securities in the Trust. (See "The Trust--Organization" in Part B of this Prospectus.) (For the specific number of Units in the Trust, see "Summary of Essential Information" in this Part A.)


            Generally, CMOs are designed to provide a substantial degree of prepayment and reinvestment risk protection as compared to other mortgage related securities. The CMOs may have been issued as debt obligations of a trust or corporation or as certificated interests representing beneficial ownership in a pool of mortgage-backed securities (See "The Trusts--The Securities" in Part B of this Prospectus for further description and examples) which trust, corporation or pool may have been established for the sole purpose of issuing CMOs by any of GNMA, FNMA or FHLMC or by a private business organization. Such private business organizations are typically single-

                                    A-2
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purpose corporations established by mortgage-banking institutions for the sole purpose of issuing CMOs. Any CMOs in the Trust that have been issued by private business organizations have been rated AAA by Standard & Poor's. The sole assets of the issuers of the CMOs are the underlying mortgage-backed securities. If the collateral securing the Securities of these issuers is insufficient to make payments on those Securities, it is unlikely that any other assets of these issuers will be available for payment of the deficiency. The underlying mortgage-backed securities which are pledged as collateral to secure the payment of principal and interest on the CMOs may be (i) "fully modified pass-through" mortgage-backed certificates, guaranteed by GNMA ("Ginnie Maes"), (ii) mortgage pass-through certificates guaranteed by FNMA ("Fannie Maes") or (iii) mortgage participation certificates guaranteed by FHLMC ("Freddie Macs"). The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt or obligation of the United States or any of its agencies. The Units of the Trust, as such, are not guaranteed by any of GNMA, FNMA, FHLMC, the United States or any of its agencies. Additionally, CMOs that are issued by GNMA, FNMA or FHLMC or by any entity established by GNMA, FNMA or FHLMC are guaranteed as to payment of principal and interest by GNMA, FNMA or FHLMC, respectively. The guaranty obligations of GNMA with respect to any Ginnie Maes or any CMOs are supported by the full faith and credit of the United States. However, the guaranty of obligations of FNMA and FHLMC with respect to any Fannie Maes or Freddie Macs or any CMOs are obligations of FNMA and FHLMC only (limited by their respective credit capabilities) and are not supported by the full faith and credit of the United States or any other governmental entity.

            CMO Structure. CMOs are generally issued as a series of different classes. An issue of CMOs generally is backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any "principal only" class. Principal payments on the underlying mortgages are thereafter generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows a more predictable estimate of the period of time when any one class is likely to be repaid. The estimate can be even closer with a class of planned amortization bonds or targeted amortization bonds. The amortization schedule for these CMOs is structured so that, at specified prepayment rates within a range, their principal will be repaid at specified times and in specified amounts. However, if any series of CMOs contains a class of planned amortization bonds or targeted amortization bonds, then the other classes in that series may not be retired in an order of priority determined strictly with reference to their maturity dates.

            These other classes are often referred to as "support classes" because their function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. If the rate of prepayment on the underlying mortgages is faster than assumed, then classes with maturity dates later than the planned amortization bonds or targeted amortization bonds may be retired earlier than estimated to ensure that the planned amortization bonds or targeted amortization bonds receive the principal payments required by their amortization schedule. Similarly, if the rate of prepayments is slower than anticipated, then earlier support classes may be retired later

                                    A-3
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than estimated. Hence, support classes of a series that contains planned amortization bonds or targeted amortization bonds have less predictable prepayment characteristics than classes of a series that does not. This lack of predictability regarding prepayments also causes support class bonds to have greater market value fluctuation than other classes of a CMO. (See "Description of Portfolio" for the number of planned amortization bonds, targeted amortization bonds or support class bonds in the Trust portfolio.) The rate of prepayment on the underlying mortgages of a CMO will most likely decline as interest rates increase. If the rate of prepayment declines, the weighted average life of the support class bonds will most likely increase and, in some cases, the decline will impact the yield and market value of these Securities. This may cause an investor's principal in a support class bond to be outstanding for a longer period of time than initially anticipated. Conversely, if interest rates decline, prepayments on the underlying mortgages will most likely increase, and the weighted average life of the support class bonds may be shorter than anticipated. A holder of a support class bond in these situations may be unable to reinvest the proceeds of these principal distributions at an effective interest rate equal to the specified coupon rate on the original support class bond. Therefore, an investor expecting to earn a fixed return for a fixed number of years may find the life of a support class investment decreases as interest rates fall and increases as they rise. Investors should be aware that the Federal Financial Institutions Examination Council recently announced that certain high-risk CMO tranches are generally not suitable investments for depository institutions.

            Some of the CMOs in the Trust may be either a class of Guaranteed REMIC Certificates ("REMIC Certificate") issued by FNMA or a class of REMIC Certificates issued by FHLMC. A FNMA REMIC Certificate represents a beneficial ownership interest in a certain class of a FNMA REMIC Trust consisting of Fannie Maes, each of which in turn represents a beneficial interest in a pool of first lien, single-family, fixed-rate residential mortgage loans. FNMA REMIC Certificates are issued pursuant to trust agreements executed by FNMA in both its corporate capacity and its capacity as trustee. A FNMA REMIC Certificate evidences a beneficial ownership interest in the distribution of principal and interest on the underlying Fannie Maes, subject to certain limits and in an order of distribution established for the particular FNMA REMIC Trust. Each FNMA REMIC Certificate is backed by the guaranty obligation of FNMA to distribute on a timely basis required installments of principal and interest and to distribute the principal balance of the FNMA REMIC Certificate in full no later than an established final distribution date, notwithstanding insufficiency of funds from the underlying Fannie Maes. A FHLMC REMIC Certificate represents a beneficial ownership interest in a certain class of a pool of Freddie Macs, each of which in turn represents undivided interests in discrete pools of fixed-rate, first lien, residential mortgages or participations therein purchased by FHLMC. FHLMC REMIC Certificates are issued pursuant to multiclass mortgage participation certificate agreements executed by FHLMC. A FHLMC REMIC Certificate evidences a beneficial ownership interest in the distributions of principal and interest on the underlying Freddie Macs, subject to certain limits and in an order of distribution established for the particular FHLMC REMIC pool. Each FHLMC REMIC Certificate is backed by the guaranty obligation of FHLMC to distribute required interest payments on a timely basis and to distribute required principal payments as principal payments on the underlying Freddie Macs are required to be made. Except with respect to certain issues of "Gold" PCs, FHLMC generally does not guarantee timely payment of principal but does guarantee ultimate payment. Both FNMA REMIC Certificates and FHLMC REMIC Certificates pay interest monthly. (See "The Trusts--The Securities" in Part B of this Prospectus for a description of FHLMC Gold PCs.)

            If FNMA or FHLMC were unable to fulfill its guarantees, distributions to holders of REMIC Certificates such as the Trusts would consist solely of payments and other recoveries upon the mortgages underlying

                                    A-4
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the pledged Fannie Maes or Freddie Macs, respectively, and, accordingly, delinquencies and defaults would diminish distributions to the holders. (See "Description of Portfolio" for the number of FNMA REMIC Certificates and FHLMC REMIC Certificates in the Trust portfolio.)

            Some of the CMOs in the Trust may be a class of compound interest bonds or principal only bonds. Interest on compound interest bonds is accrued and is added to principal. Such interest is not paid until all classes of CMOs issued in the same series with earlier final distributions dates are paid in full. Principal only bonds entitle the holder to no payments of interest but the holder will receive cash flow from the amortization of principal and prepayments. Both compound interest bonds and principal only bonds sell at a deep discount from par. The Sponsors believe that a portfolio with a limited amount of compound interest bonds and principal only bonds will assist the Trust in achieving its objective of preserving capital. Since the principal only bond will accrue to par if held to maturity, the holder of such a bond would receive a full return of his or her initial investment upon maturity of the bond. In addition, compound interest bonds also assist in the preservation of capital as interest which accrues on these bonds is added to principal. (See "Description of Portfolio" for the amount of Securities in the Trust that are a class of compound interest bonds or principal only bonds.)


            Risk Considerations. An investment in Units of the Trust should be made with an understanding of risks which an investment in fixed rate CMOs may entail, including the risk that the value of the portfolio and, hence, the value of the Units will decline with increases in interest rates and that the life of the CMOs in the portfolio depends on the actual prepayments received on the underlying mortgage-backed securities, the timing of which cannot be determined but which may be sooner or later than anticipated, especially if interest rates decline. The potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may be limited by any increased prepayments by mortgagors. Investors should also note that prepayments of principal on CMOs purchased at a premium over par will result in some loss on investment while prepayments on CMOs purchased at a discount from par will result in some gain on investment. Also, if interest rates rise, the prepayment risk of higher yielding, premium CMOs and the prepayment benefit for lower yielding, discount CMOs will be reduced. (See "The Trusts--Life of the Securities and of the Trusts" in PartB of this Prospectus.) In addition, a number of factors, including the extent of prepayments of principal on the underlying mortgage-backed securities, affect the availability of funds for payment of principal of bonds on any payment date and, therefore, the timing of principal payments on each class of such bonds.


            While all of the mortgage-backed securities underlying each of the CMOs in the Trust are guaranteed as to the payment of principal and interest by GNMA, FNMA or FHLMC, the CMOs in the Trust represent obligations solely of the issuers of those CMOs and are not themselves insured or guaranteed by GNMA, FNMA or FHLMC, or any other governmental agency. If a default were to occur with respect to any of the CMOs, there can be no assurance that the collateral securing such bonds would be sufficient to pay the principal and interest then due.

            CMOs are generally not listed on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System, Inc. Whether or not CMOs are listed on a national securities exchange, the principal trading market for the CMOs will generally be in the over-the-counter market. As a result the existence of a liquid trading market for CMOs may depend on whether dealers will make a market in CMOs. There can be no assurance that a market will be made for any of the CMOs in the Trust, that any market for the CMOs in the Trust portfolio will be maintained or of the liquidity of the CMOs in the Trust in any markets made. The price at which

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the CMOs in the Trust may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the CMOs in the Trust are limited or absent. (See "The Trust--Liquidity" in Part B of this Prospectus.) In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling securities to the Sponsors. However, taking into account the foregoing and other factors, the Sponsors believe that the nature of the GNMA, FNMA or FHLMC guarantees of any securities that have been issued by them, respectively, and the nature of the Ginnie Maes, Fannie Maes or Freddie Macs securities payments of principal and interest due on the Securities make the Securities adequately marketable for purposes of redemptions of Units by the Trustee (see "Redemption" in Part B of this Prospectus).

            Investors should note that all of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"). As such, Certificateholders will be required to include in income their respective pro rata share of interest on each Security (whether or not the Security has original issue discount) as interest accrues, whether or not the Certificateholder is an accrual method taxpayer. (See "Tax Status" in Part B of this Prospectus.)

            The principal amount of Securities actually deposited in each Trust is affected by the prepayment estimate or factor for each CMO. If the prepayment estimate or factor is adjusted because the level of actual prepayments increases with respect to a particular CMO prior to the settlement date of the Securities, the actual principal amount of Securities deposited in the Trust may be less than the amount noted above and the excess of any cash returned to the Trust as a result of these prepayments will be held in the Trust's principal account. Cash balances maintained in the principal account do not generate income for the Trust.

            Educational material regarding CMOs is available upon request, from the Sponsor.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price per 1,000 Units of the Trusts is equal to the aggregate bid side evaluation of the underlying Securities in a Trust divided by the number of Units outstanding times 1,000, plus a sales charge of 3.5% of the Public Offering Price per 1,000 Units or 3.627% of the net amount invested in Securities per 1,000 Units of the Short-Intermediate Portfolio. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If the Units of the Short-Intermediate Portfolio had been purchased on the Evaluation Date, the Public Offering Price per 1,000 Units would have been $234.83, plus accrued interest of $0, for a total of $234.83. The Public Offering Price per 1,000 Units may vary on a daily basis in accordance with the fluctuations in the aggregate bid price of the Bonds. (See "Public Offering" in Part B of this Prospectus.)


            The figures above assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Secondary Market Public Offering Price per 1,000 Units by 1,000 and multiplying by the number of Units.

            DISTRIBUTIONS. Distributions of principal and interest income, less expenses, will be made by the Trusts monthly on the 20th of each month. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For the estimated amount of distributions see "Summary of Essential Information" for the Trust in this Part A.)

            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Estimated Long Term Return for the Trust is calculated by: (1) computing the

                                    A-6
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yield to maturity for each CMO in the Trust's portfolio in accordance with accepted CMO practices, which practices take into account not only the interest payable on the CMO but also the amortization of premiums or accretion of discounts, if any, and estimates of projected prepayments; (2) calculating the average of the yields for the CMOs in the Trust's portfolio by weighing each CMO's yield by the market value of the CMO and by the amount of time remaining to the date to which the CMO is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders per 1,000 Units, see "Summary of Essential Information" for the Trust.)

            Estimated Current Return for the Trust is calculated by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account estimates of prepayments or the amortization of premium or accretion of discount, if any, on the CMOs in the portfolio of the Trust. On the Evaluation Date, the Estimated Net Annual Interest Income per 1,000 Units divided by the Public Offering Price per 1,000 Units resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

            If the CMOs in the Trust are priced at a discount, the Estimated Current Return will generally be lower relative to the Estimated Long Term Return, whereas if the CMOs are priced at a premium, the Estimated Current Return will generally be higher relative to the Estimated Long Term Return. This is because Estimated Current Return reflects primarily the interest rate on the CMOs, while Estimated Long Term Return reflects yield and timing of principal payments, and thus increases when the principal returned is greater than the price paid for the CMOs (discount) and decreases when the principal returned is lower than the price paid (premium). Estimated Long Term Return is calculated using an estimated average life for the CMOs in the Trust. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When the Trust has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Trust contains CMOs priced at a discount and lower if the CMOs are priced at a premium. Conversely, when the Trust has a longer average life than is estimated, Estimated Long Term Return will be lower if the CMOs are priced at a discount and higher if the CMOs are priced at a premium. To calculate estimated average life several assumptions are made to derive an estimated prepayment rate for the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs that may back the CMOs in the Portfolio; the calculation of estimated prepayment rates is based upon actual recent prepayments and analysis of several factors including, among other things, the spread between present market interest rates and the rate on the mortgages and the housing environment. The estimated prepayment rate that is derived is then applied to retire the principal amount of each CMO class of the same series as each CMO in the Trust, including those CMOs in the Trust, according to the specific principal reduction schedule of each series. For a more detailed explanation of the calculation of estimated average life, see "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. The estimated average life for the Trust is subject to change with alterations in the data used in any of the underlying assumptions. The actual average lives of the CMOs in the Trust portfolio and the actual long term returns will be different from the estimated average lives and the estimated long term returns.

            The Estimated Net Annual Interest Income per 1,000 Units of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, prepayment,

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maturity, sale or other disposition of the CMOs in the Trust. The Public Offering Price will vary with changes in the offering prices (bid prices in the case of the secondary market) of the CMOs. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.


            Market for Units. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units of the Trust. The secondary market repurchase price will be based on the aggregate bid side evaluation of the Securities in the Trusts; and the reoffer price will be based on the aggregate bid side evaluation of the Securities, divided by the number of Units outstanding times 1,000, plus a sales charge of 3.5% (3.627% of the net amount invested), plus net accrued interest for the Short-Intermediate Portfolio. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid side evaluation of the Securities. (See "Sponsor Repurchase" in Part B of this Prospectus.)


            Total Reinvestment Plan. Distributions from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his interest check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsors in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Gabelli-O'Connor Fixed Income Mutual Funds Management Co. serves as the investment advisor of the Fund and GOC Fund Distributors, Inc. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. See "Total Reinvestment Plan" in Part B of this Prospectus. The shares of the Fund are not rated by Standard & Poor's.

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84036.1

                           MORTGAGE SECURITIES TRUST
                  CMO SERIES 7, SHORT-INTERMEDIATE PORTFOLIO

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:*  December 11, 1991          Evaluation Time:  4.00 p.m.
Principal Amount of                             New York Time.
  Securities ................  $2,861,993     Minimum Principal Distribution:
Principal Amount of Secu-                       $1 per 1,000 Units.
  rities per 1,000 Units.....  $230.81        Weighted Average Life to
Number of Units .............  12,399,648       Maturity:  2.1 years
Fractional Undivided Inter-                   Minimum Value of Trust:
  est in Trust per Unit .....  1/12399648       Trust may be terminated if
Secondary Market Public                         less than $5,600,000 in
  Offering Price**+                             principal amount of
  Aggregate Bid Price of                        Securities.
    Securities in Trust .....  $2,809,941     Mandatory Termination Date:
  Divided by 12,399,648 Units                   The earlier of December 31,
    times $1,000 ............  $226.61          2040 or the disposition of the
  Plus Sales Charge of 3.5%                     last Security in the Trust.
    of Public Offering Price   $8.22          Trustee:  Chase Manhattan Bank,
  Public Offering Price                         N.A.
    per 1,000 Units..........  $234.83        Trustee's Annual Fee:  $.84 per
Redemption and Sponsors'                        $1,000.
  Repurchase Price                            Evaluator:  Kenny S&P
  per 1,000 Units+ ..........  $226.61+++#      Evaluation Services.
Excess of Public Offering                     Evaluator's Fee for Each
  Price over Redemption and                     Evaluation:  $10 per
  Sponsors' Repurchase Price                    evaluation.
  per 1,000 Units#...........  $8.22          Sponsors:  Reich & Tang
Difference between Public                       Distributors L.P. and
  Offering Price per 1,000                      Gruntal & Co., Incorporated
  Units and Principal                         Sponsors' Annual Fee:  Maximum
  Amount per 1,000 Units                        of $.25 per $1,000
  Premium/(Discount) ........  $4.02            principal amount of Securities
                                                (see "Trust Expense and
                                                Charges" in Part B of this
                                                Prospectus).


                          PER 1,000 UNIT INFORMATION

Gross annual interest income (cash).............................       $16.21
Less estimated annual fees and expenses.........................          .95
Estimated net annual interest income (cash).....................        15.26
Estimated interest distribution.................................         1.27
Estimated daily interest accrual................................        .0423
Estimated current return++(1)...................................        6.49%
Estimated long term return++(1).................................        6.35%
Record dates....................................................       1st of
                                                                    each month
Interest distribution dates.....................................      20th of
                                                                   each month

                                    A-9
84036.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  **  Per 1,000 Units.

   +  Plus accrued interest.

  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Volume and Other Discounts" in Part B of this Prospectus).

 +++ Based solely upon the bid side evaluation of the underlying Securities. Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

   # See "Comparison of Public Offering Price, Sponsors' Repurchase Price and Redemption Price" in Part B of this Prospectus.


 (1) Estimated current return represents annual interest income after estimated annual expenses divided by the Public Offering Price, including for the Short-Intermediate Portfolio, a 3.5% maximum sales charge. Estimated long term return is the net annual percentage return based on the yield on each underlying Security in the Trust weighted to reflect market value and estimated average life. The estimated weighted average life to maturity of the Trust is an estimate based upon various assumptions discussed more fully under "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus. Estimated long term return is adjusted for estimated expenses and the maximum public offering price but not for delays in the Trust's distribution of income. Estimated current return shows current annual cash return to investors while estimated long term return shows the return on Units held to estimated average life, reflecting prepayments of principal, maturities, discounts and premiums on underlying Securities. Actual returns will vary with purchase price, payments and prepayments of principal on the underlying Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities, and changes in Trust income after expenses. These returns do not include the effects of any delay in payments to Unitholders and a calculation which includes those effects would be lower. See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.



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84036.1

                       INFORMATION REGARDING THE TRUSTS
                              AS OF JUNE 30, 1995


Description of Portfolio*

            The Trust consists of 2 issues of CMOs. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the CMOs in the Portfolio were acquired. None of the CMOs have been issued by entities created by GNMA, 100% have been issued by entities created by FNMA, none have been issued by entities created by FHLMC and none have been issued by private issuers. All of the CMOs in the Trust have been issued by trusts, corporations or other entities that have elected to be treated as Real Estate Mortgage Investment Conduits. The CMOs in the Trust have stated final distribution dates ranging from February 25, 2018 through December 25, 2018 and had estimated average lives (based upon estimated prepayment rates at the initial date of deposit) ranging from .39 to 2.90 years.

            All $2,861,993 of the principal amount of the Securities in the Trust are planned amortization bonds or targeted amortization bonds. None of the principal amount of the Securities are support class bonds that are part of a series that contains planned amortization bonds or targeted amortization bonds. As of June 30, 1995, $2,861,993 (100% of the principal amount of the Securities in the Trust) are FNMA REMIC Certificates. None of the principal amount of the Securities in the Trust are a class of compound interest bonds or principal only bonds. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

            As of June 30, 1995, 69.9% of the aggregate principal amount of the Securities in the Trust were acquired at a discount from par, 30.1% of the Securities in the Trust were acquired at a premium and none were acquired at par. A Certificateholder may receive more or less than his original purchase price upon disposition of his Units because the value of the Units fluctuates with the value of the underlying Securities.


--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, there has been a paydown on the securities in portfolio no. 2 and $185,100.10 of the principal amount of the securities is no longer contained in the Trust. 244,908 Units have been redeemed from the Trust.


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84036.1

                     FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit of each Trust outstanding for the periods listed below:

SHORT-INTERMEDIATE PORTFOLIO
                                                             Distribu-
                                                              tions of
                                                             Principal
                                           Distributions     During
                             Net Asset*    of Interest       the
                               Value       During the        Period
                 Units Out-  Per 1,000     Period (per       (Per 1,000
Period Ended      standing     Units       1,000 Units)        Units)


June 30, 1993    14,561,688    $741.72        $68.25          $228.32
June 30, 1994    13,445,022     238.28         30.01           490.45
June 30, 1995    12,399,648     229.85         16.43            11.36


--------
* Net Asset Value per 1,000 Units is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-12
84036.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Mortgage Securities Trust, CMO Series 7 Short-Intermediate:


We have audited the accompanying statement of net assets, including the portfolio, of Mortgage Securities Trust, CMO Series 7 Short-Intermediate as of June 30, 1995, and the related statements of operations and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mortgage Securities Trust, CMO Series 7 Short-Intermediate as of June 30, 1995, and the results of its operations and the changes in its net assets for the three year period then ended in conformity with generally accepted accounting principles.




        KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                         MORTGAGE SECURITIES TRUST, CMO SERIES 7

                                  SHORT-INTERMEDIATE

                               Statement of Net Assets

                                     June 30, 1995

Investments in marketable securities,
   at market value (cost $2,679,646)                          $ 2,809,836

Excess of other assets over other liabilities                      40,194
                                                                ----------

Net assets 12,399,648 units of fractional undivided
   interest outstanding $229.85 per 1,000 units)               $ 2,850,030
                                                                ==========

See accompanying notes to financial statements.

                          MORTGAGE SECURITIES TRUST, CMO SERIES 7

                                  SHORT-INTERMEDIATE

                                  Statements of Operations

                                              Years ended June 30, 1995
                                         ----------   ----------   ----------
                                            1995         1994         1993
                                         ----------   ----------   ----------

Investment income - interest       $       232,654      367,545      977,147
                                         ----------   ----------   ----------

Expenses:
   Trustee's fees                           12,297       10,837       21,932
   Evaluator's fees                          -            1,546        2,440
   Sponsor's advisory fee                    -            3,500        3,500
                                         ----------   ----------   ----------

              Total expenses                12,297       15,883       27,872
                                         ----------   ----------   ----------

              Investment income, net       220,357      351,662      949,275
                                         ----------   ----------   ----------

Realized and unrealized gain (loss) on investments:
      Net realized loss
        on bonds sold or called            (27,760)     (14,899)    (207,851)
      Unrealized appreciation
        (depreciation) for the period       62,810      (91,830)     267,034
                                         ----------   ----------   ----------

            Net gain (loss) on
              investments                   35,050     (106,729)      59,183
                                         ----------   ----------   ----------

             Net increase in net
               assets resulting
               from operations     $       255,407      244,933    1,008,458
                                         ==========   ==========   ==========

See accompanying notes to financial statements.

                            MORTGAGE SECURITIES TRUST, CMO SERIES 7

                                       SHORT-INTERMEDIATE

                              Statements of Changes in Net Assets

                                                  Years ended June 30,
                                           ----------   -----------    -----------
                                              1995         1994           1993
                                           ----------   -----------    -----------

Operations:
   Investment income, net                $   220,357       351,662        949,275
   Net realized loss on
     bonds sold or called                    (27,760)      (14,899)      (207,851)
   Unrealized appreciation
     (depreciation) of investments            62,810       (91,830)       267,034
                                           ----------   -----------    -----------

               Net increase in net
                 assets resulting
                 from operations             255,407       244,933      1,008,458
                                           ----------   -----------    -----------

Distributions To Certificateholders:
    Investment income                        218,373       428,908        994,902
    Principal                                144,754     7,045,277      3,326,361

   Redemptions:
    Interest                                   2,793         3,888            138
    Principal                                243,152       363,928         14,434
                                           ----------   -----------    -----------

             Total distributions
               and redemptions               609,072     7,842,001      4,335,835
                                           ----------   -----------    -----------

              Total decrease                (353,665)   (7,597,068)    (3,327,377)

Net assets at beginning of period          3,203,695    10,800,763     14,128,140
                                           ----------   -----------    -----------

Net assets at end of period (including
   undistributed net investment
   income of $40,093,   $40,902
   and $122,036, respectively)           $ 2,850,030     3,203,695     10,800,763
                                           ==========   ===========    ===========

See accompanying notes to financial statements.

MORTGAGE SECURITIES TRUST, CMO SERIES 7

SHORT-INTERMEDIATE

Notes to Financial Statements

June 30, 1995, 1994 and 1993

(1) Organization and Financial and Statistical Information

Mortgage Securities Trust, CMO Series 7 (Trust) was organized on December 11, 1991 (date of deposit) by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2) Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the securities at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.


(3) Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

                                 (Continued)

MORTGAGE SECURITIES TRUST, CMO SERIES 7

SHORT-INTERMEDIATE

Notes to Financial Statements

(4) Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions on a monthly basis.

The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 1,045,374, 1,116,666 and 16,719 were redeemed in the years ended June 30, 1995, 1994 and 1993, respectively.

(5) Net Assets

     At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                   $  14,578,407
        Less initial gross underwriting commission                 (510,244)

                                                                 14,068,163

        Accumulated cost of securities
             sold or called                                     (11,388,517)
        Net unrealized appreciation                                 130,190
        Undistributed net investment income                          40,093
        Undistributed proceeds from bonds
             sold or called                                             101

                                    Total                     $   2,850,030


     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 14,578,407 units of fractional undivided interest of the Trust as of the date of deposit.

MORTGAGE SECURITIES TRUST, CMO SERIES 7

SHORT-INTERMEDIATE

Notes to Financial Statements

(6) Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7) Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

MORTGAGE SECURITIES TRUST, CMO SERIES 7

SHORT-INTERMEDIATE

Portfolio

June 30, 1995

                                                                    Coupon/    Estimated First
Port-                                                                Final      Principal
folio       Principal                                             Distribution Distribution Date    Market
No.          Amount          Securities Contracted for (3)          Date (1)    (unaudited)(5)      Value(2)
--          ---------    --------------------------------------     --------   ----------------   -----------

1     $     2,000,000    Federal National Mortgage Association      6.000%      6/25/1999       $   1,944,498
                         Guaranteed REMIC Pass-Through             12/25/2018
                         Certificates Fannie Mae REMIC Trust
                         1989-Class 60-D

2             861,993    Federal National Mortgage Association      9.400       4/25/1999             865,338
                         Guaranteed REMIC Pass-Through             2/25/2018
                         Certificates Fannie Mae REMIC Trust
                         1990-Class 47-H
            ---------                                                                             -----------

      $     2,861,993                                                                           $   2,809,836
            =========                                                                             ===========

See accompanying footnotes to portfolio and notes to the financial statements

MORTGAGE SECURITIES TRUST, CMO SERIES 7

SHORT-INTERMEDIATE

Footnotes to Portfolio

June 30, 1995

(1) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

(2) At June 30, 1995, the net unrealized appreciation of all the securities was comprised of the following:

            Gross unrealized appreciation               $  188,516
            Gross unrealized depreciation                 ( 58,326)

            Net unrealized appreciation                 $  130,190

(3) All of the securities in the portfolio are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. All of the securities in the Trust are issued by the Federal National Mortgage Association ("FNMA"). The Units of the Trust are not, however, guaranteed by FNMA, the United States or any of its agencies. Payments guaranteed by FNMA are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes constitute a debt obligation of the United States or any of its agencies.

(4)   The annual interest income to the Trust is $201,027.

                        Note: Part B of This Prospectus
                         May Not Be Distributed unless
                             Accompanied by Part A


                   Please Read and Retain Both Parts of This
                       Prospectus for Future Reference.

                           MORTGAGE SECURITIES TRUST
                                  CMO SERIES

                               Prospectus Part B



                            Dated: October 31, 1995


                                   THE TRUST



Organization


            "Mortgage Securities Trust CMO Series" (the "Trust") consists of the "unit investment trusts" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreements** (the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P., as successor Sponsor to Bear, Stearns & Co. Inc., or depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated as Co-Sponsors (the Sponsor or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Chase Manhattan Bank, N.A., as Trustee, and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., as Evaluator. The name of the Sponsor for a particular Trust is contained in the "Summary of Additional Information" in Part A.


            The Trust contains different issues of collateralized mortgage obligations ("CMOs" or "Securities"). On the Date of Deposit the Sponsor deposited with the Trustee the underlying Securities as set forth in Part A, including delivery statements relating to contracts for the purchase of such Securities, and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee delivered to the Sponsor units of interest ("Units") representing the entire ownership of the Trust. Each "Unit" of a Trust outstanding on the Evaluation Date represents an undivided interest or pro rata share in the principal and interest of the Trust in the ratio of one Unit for the indicated principal amount of Securities in that Trust on such date as specified in
Part A of this Prospectus. Certificateholders will have the right to have their Units redeemed (see "Redemption") at a price based on the aggregate bid side evaluation of the Securities. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by
--------
* This Part B relates to the outstanding series of Short-Intermediate Portfolio, Intermediate Portfolio or Long-Intermediate Portfolio as reflected in Part A attached hereto.
** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorporated herein.

                                    1427.2

Certificateholders, which may include the Sponsor or the underwriters (the "Underwriters"), or until the termination of the Trust Agreement.

Objectives

            The Trust offers investors the opportunity to participate in a portfolio of collateralized mortgage obligations with a greater degree of safety and diversification than they might be able to acquire themselves. The objectives of the Trust are to obtain safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of CMOs. The Trust seeks to obtain a higher yield than fixed income investments with comparable AAA ratings. These CMOs may have been issued as debt obligations of a trust or corporation or as certificated interests representing beneficial ownership in pools of mortgage-backed securities. All of the CMOs in the Trust are backed by underlying mortgage-backed securities which are pledged as collateral to secure payment of principal and interest on the CMOs. Each of these mortgage-backed securities is guaranteed by either the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). All of the CMOs in the Trust are issued by GNMA, FNMA or FHLMC or are otherwise rated AAA by Standard & Poor's and, therefore, the Units of the Trust are rated AAA by Standard & Poor's Corporation. However, neither GNMA, FNMA, FHLMC, the United States or any of its agencies guarantees payment on Units of the Trust. The full faith and credit of the United States is pledged to the payment of all amounts guaranteed by GNMA. However, payments guaranteed by FNMA and FHLMC are not guaranteed by the United States and neither the CMOs in the Trust nor any underlying Fannie Maes or Freddie Macs constitute a debt obligation of the United States or any of its agencies.

            Investors should be aware that there is no assurance that the Trust's objectives will be achieved. An investment in Units of the Trust should be made with an understanding of the risks which an investment in a fixed portfolio of fixed rate CMOs may entail, including the risk that the value of a Trust portfolio and hence of the Units will decline with increases in interest rates. It should also be noted that the potential for appreciation on the Securities which would otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments including selling the property, refinancing the mortgage or otherwise paying off the loan in whole or in part by mortgagors as interest rates decline. In addition, prepayments of principal on Securities purchased at a premium over par will result in some loss on investment, while prepayments on Securities purchased at a discount from par will result in some gain on investment. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Educational materials regarding CMOs, including a discussion of risk factors, investment features of CMOs and questions an investor should ask before investing are available, upon request, from the Sponsor.

            Since disposition of Units prior to final liquidation of the Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.

Portfolios

            The portfolios of the Trust consist of the Securities described in "Description of Portfolio" in Part A.


                                    -2-
1427.2

            In selecting Securities for deposit in the Trust, the Sponsor considered the following factors, among others: (i) the types of CMOs available, (ii) the yield and price of the Securities relative to other comparable mortgage-backed securities, (iii) the estimated average lives and prepayment schedules of the Securities, (iv) the payment provisions applicable to the Securities, and (v) whether the Securities were issued after July 18, 1984 if interest thereon is United States source income.

            The Trust consists of the Securities listed under "Portfolio" in Part A as long as they may continue to be held from time to time in the Trust together with accrued and undistributed interest thereon and undistributed and uninvested cash realized from the disposition or redemption of Securities (see "Trust Administration--Portfolio Supervision").

            A CMO is a multiclass bond backed by a pool of mortgage pass-through securities or mortgage loans. CMOs are also known as "real estate mortgage investment conduits" (REMICs). As a result of the 1986 Tax Reform Act, most CMOs are issued in REMIC form to create a certain tax advantage for the issuer. The terms CMO and REMIC are used interchangeably. CMOs generally are bond-like tranches of the cash flow from a mortgage pool. An issue of CMOs generally is backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. CMOs also differ from regular mortgage-backed securities in that the cash flow on the mortgage pool are applied to the various classes of any series of CMOs in the order specified by that series, rather than to each CMO in the series pro rata.

The Securities

            The Securities in the Long-Intermediate Trust portfolio consist of support class bonds, described below. The Securities in the Intermediate Trust Portfolio may consist primarily of planned amortization or targeted amortization bonds. The Securities in the Short-Intermediate Portfolio may consist of one or more of several classes of CMOs, including:

            Standard (Plain Vanilla) Bonds: This class of CMO accrues interest at a fixed rate on its outstanding principal amount. The interest is payable monthly, quarterly or semi-annually as specified. Holders of Standard Bonds receive only interest until all CMOs issued in the same series with earlier final distribution dates have been paid in full. In addition, some Standard Bonds may be issued as a support class to Planned Amortization Bonds or Targeted Amortization Bonds (see below).

            Compound Interest Bonds: Interest accrues upon this class of CMO but is not payable until all classes of CMOs issued in the same series with earlier final distribution dates have been paid in full. Interest that accrues but is not paid is added to the principal amount of the Compound Interest Bond.

            Adjustable Rate Bonds: Interest rates on this class of CMO may increase or decrease at one or more specified dates according to the documentation governing their issuance.

            Floating Rate Bonds: Interest rates on these classes of CMOs vary directly or inversely (although not necessarily proportionately) in relation to generally accepted market interest rate indices. The interest rate is usually capped to limit the extent of over-collateralization with mortgage-backed securities required in order to ensure that there is sufficient cash flow to service all the classes of CMOs in that series.

            Planned Amortization Bonds or Targeted Amortization Bonds and Support Bonds: Planned Amortization or Target Amortization classes of CMOs

                                    -3-
1427.2
receive payments of principal according to a planned schedule to the extent that prepayments on the underlying mortgage-backed securities occur within a broad time period (the "Protection Period"). The principal is reduced only in specified amounts at specified times resulting in greater predictability of principal payments for the Planned Amortization Bonds or Targeted Amortization Bonds. The greater predictability of cash flows for Planned Amortization and Target Amortization Bonds is achieved by creating other classes of bonds commonly called "support classes." Support classes generally receive principal payments on any payment date only if scheduled payments have been made on specified Planned Amortization and/or Target Amortization classes. Support classes absorb the variability of principal cash flows from the underlying mortgage-backed securities. For instance, if prepayments on the underlying mortgage-backed securities occur at a rate greater or less than that provided for by the Protection Period, then the excess or deficiency of cash flows generated is absorbed by the support classes of CMOs in the particular series until the principal amount of each of the other classes has been paid in full, resulting in less predictability of cash flows for the support classes. Accordingly, the support classes are subject to a higher level of risk than the Planned Amortization or Target Amortization Bonds because the support classes have a higher degree of average life variability. Because the support classes have a higher degree of average life variability, they generally pay a higher yield.

            Principal Only Bonds: This class of stripped CMOs has the right to all principal payments from the underlying mortgage-backed securities. Principal Only Bonds sell at a deep discount. The return on a Principal Only Bond increases the faster prepayments are received at par. The return on a Principal Only Bond decreases if the rate of prepayment is slow. Slow prepayment can also cause great delays in recognizing gains.

            Pledged as collateral to secure the payment of interest and principal on each type of CMO in the Portfolio will be Ginnie Maes, Fannie Maes or Freddie Macs, guaranteed by GNMA, FNMA and FHLMC, respectively. The Units of the Trust, however, will not be guaranteed by GNMA, FNMA, FHLMC, the United States or any of its agencies. The Trust may contain CMOs, the collateral pledged to secure which, are mortgages referred to as "Relocation Mortgages." Relocation Mortgages are issued expressly to finance home purchases by transferred employees. Since such mortgages are related to the relocation of the individual rather than housing activity and mortgages rates generally, the anticipated prepayment rate for them is different than other individual mortgage-backed securities. Historically, prepayment speeds with respect to Relocation Mortgages are faster and less interest rate sensitive than traditional single family mortgages. Therefore, with respect to any CMOs in the Trust supported by such Relocation Mortgages, the Trust would expect to receive prepayment of principal on such instruments at a faster rate than that with respect to other CMOs in the Trust.

            GNMA. The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1943, as amended, authorizes GNMA to guarantee the timely payment of the principal of, and interest on, certificates which are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA"), or partially guaranteed by the Veteran's Administration ("VA"). In order to meet its obligations under such guaranty, GNMA may issue its general obligations to the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitations as to amount, to perform its obligations under its guaranty. In the event it is called upon at any time to make good its guaranty, GNMA has the full power and authority to borrow from the Treasury of the United States, if necessary, amounts sufficient to make payments of principal and interest on the Ginnie Maes.


                                    -4-
1427.2

            Ginnie Maes. Ginnie Maes are mortgage-backed securities of the "fully modified pass-through" type, the terms of which provide for timely monthly payments by the issuers to the registered holders of their pro rata shares of the scheduled principal payments, whether or not collected by the issuers, on account of the mortgages backing such Ginnie Maes, plus any prepayment of principal of such mortgages received, and interest (net of servicing and guarantee charges) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not interest on account of such mortgages has been collected by the issuers. Ginnie Maes will be guaranteed as to timely payment of principal and interest by GNMA. The full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under the guaranty.

            FNMA. The Federal National Mortgage Association is a Federally chartered, privately-owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a United States government agency to provide supplemental liquidity to the mortgage market but was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. The Secretary of Housing and Urban Development exercises general regulatory power over FNMA. FNMA nevertheless maintains certain relationships with the U.S. Government. Although thirteen members of its board of directors are authorized to be elected by the shareholders, five are appointed by the President of the United States. The President can also remove board members, including those elected by the shareholders. Although the Secretary of the Treasury has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's obligations or to assist FNMA in any other matter, and obligations issued by FNMA are not guaranteed by and do not constitute a debt or obligation of the United States or of any agency or instrumentality thereof other than FNMA. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from lenders, thereby replenishing funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors which may not ordinarily invest in mortgages thereby expanding the total amount of funds available for housing.

            Fannie Maes. Fannie Maes are certificates of beneficial interest evidencing pro rata undivided ownership interests in pools of residential mortgages either previously owned by FNMA or purchased by it in connection with the formation of a pool. FNMA guarantees the full and timely payment of principal and interest (adjusted to the pass-through rate) on the mortgage loans in the pool, whether or not received by FNMA or recovered by it in foreclosure. If FNMA were unable to fulfill its guaranty, distributions to holders of Fannie Maes would consist solely of payments and other recoveries upon the underlying mortgages, and, accordingly, delinquencies and default would diminish distributions to the holders. The obligations of FNMA under its guaranty are solely those of FNMA and are not backed by the full faith and credit of the United States. Moreover, neither the United States nor any of its agencies is obligated to finance the operations of FNMA or to assist it.

            FHLMC. The Federal Home Loan Mortgage Corporation is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (the "FHLMC Act"). FHLMC's common stock is owned by the Federal Home Loan Banks. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of urgently needed housing. It seeks to provide an enhanced degree of liquidity for residential mortgage investments primarily by assisting in the development of secondary markets for conventional mortgages. The principal activity of FHLMC currently consists of the purchase of first lien, conventional residential mortgage loans or participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Macs. All mortgage loans purchased by FHLMC must meet

                                    -5-
1427.2
certain standards set forth in the FHLMC Act. Mortgages retained by FHLMC are financed with debt and equity capital.

            Freddie Macs. Freddie Macs represent an undivided interest in a pool of first lien, residential mortgages and mortgage participations ("Mortgages" or "PCs") purchased by FHLMC. PCs include "Gold PCs," "Original PCs," "ARM PCs," "Gold Giant PCs," "Original Giant PCs," and "ARM Giant PCs." PCs may include whole loans, participation interests in whole loans and undivided interest in whole loans or participations comprising other PCs. For example, Gold PCs, Original PCs and ARM PCs represent undivided interests in discrete pools consisting of Mortgages. Gold Giant PCs, Original Giant PCs and ARM Giant PCs represent beneficial ownership interests in discrete pools consisting of PCs. In the case of Original PCs FHLMC guarantees the timely payment of interest at the rate provided for by Freddie Macs on the unpaid principal balance outstanding on the underlying mortgage loans in the PCs represented by the Freddie Macs, whether or not received, and also guarantees collection of all principal on the underlying mortgage loans, without any offset or deduction, but does not guarantee the timely payment of scheduled principal. Unlike Original PCs, Gold PCs guarantee the timely payment of both interest and scheduled principal, thus producing a more predictable payment stream. Gold PCs also offer a shorter payment delay than that of conventional mortgage pass-through securities (FHLMC advances payment to Gold PC holders 14 days after the borrower's scheduled principal and interest payments are due), and a shorter period (approximately 45 days) between the first day of the month in which the Gold PCs are issued and the initial payment date. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by, nor entitled to, the full faith and credit of the United States. If FHLMC were unable to fulfill its guaranty, distributions to holders of Freddie Macs would consist solely of payments and other recoveries upon the underlying mortgages, and, accordingly, delinquencies and defaults would diminish distributions to the holders.

Special Features of Market Discount Securities

            Certain of the Securities in the Trust may have been valued at a market discount. Securities trade at less than par value because the interest rates on the Securities are lower than interest on comparable obligations being issued at currently prevailing interest rates. The current returns of Securities trading at a market discount are lower than the current returns of comparably rated obligations of a similar type issued at currently prevailing interest rates because discount securities tend to increase in market value as they approach maturity and the full principal amount becomes payable. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become deeper, and if currently prevailing interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things, including, without limitation, credit quality and rate of prepayment, being equal. Investors should also note that the value of the Securities valued at a market discount will increase faster than the Securities valued at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of the Securities valued at a market discount will decrease faster than the Securities valued at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding premium Securities, and the prepayment benefit for lower yielding, discount Securities will be reduced. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.


                                    -6-
1427.2

Special Features of Market Premium Securities

            Certain of the Securities in the Trust may have been valued at a market premium. Securities trade at a premium because the interest rates on the Securities are higher than interest on comparable obligations being issued at currently prevailing interest rates. The current returns of Securities trading at a market premium are higher than the current returns of comparably rated obligations of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the principal amount becomes payable. Because part of the purchase price is returned not at maturity but through current income payments, an early redemption of a premium security at par will result in a reduction in yield. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market premium of previously issued securities will decline and if currently prevailing interest rates for newly issued comparable securities decline the market premium of previously issued securities will increase, other things, including, without limitation, credit quality and rate of prepayment, being equal. Market premium attributable to interest rate changes does not indicate market confidence in the issue.

            Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that the Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Security or the exercise of any redemption or call provision will be distributed to Certificateholders except to the extent such proceeds are applied to meet redemptions of Units (see "Trustee Redemption").

Liquidity

            The Securities in the Trust have been registered, or are exempt from registration, under the Securities Act of 1933 and, therefore, may be sold by a Trust at any time to provide funds for purposes of redemption of Units. However, the Securities are generally not listed on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System, Inc. Whether or not the Securities are listed, the principal trading market for the Securities will generally be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent. However, taking into account the foregoing and other factors, the Sponsor believes that the nature of the GNMA, FNMA or FHLMC guarantees of any Securities that have been issued by them, respectively, and the nature of the Ginnie Maes, Fannie Maes or Freddie Macs security payments of principal and interest due on the Securities make the Securities adequately marketable for purposes of redemption of Units by the Trustee (see "Redemption").

Limited Assets and Limited Liability

            Except as indicated under "Description of Portfolio" in Part A and except for any Securities that were issued by GNMA, FNMA or FHLMC, the issuers of the Securities are limited purpose corporations, trusts or other entities ("Limited Purpose Issuers"), organized solely for the purpose of issuing

                                    -7-
1427.2

Ginnie Mae, Fannie Mae or Freddie Mac-collateralized CMOs. None of the securities issued by the Limited Purpose Issuers (including the Securities deposited in the Trust) are guaranteed by the parent company or any other affiliate of any Limited Purpose Issuer. Consequently, holders of these securities (including the Trust) must rely upon payments on the Ginnie Maes, Fannie Maes or Freddie Macs and upon any other collateral securing the securities (including the Securities deposited in the Trust) for the payment of principal and interest due on the Securities. If the collateral securing the securities of each Limited Purpose Issuer is insufficient to make payments on those securities, it is unlikely that any other asset of the Limited Purpose Issuer will be available for payment of the deficiency. The collateral securing the CMOs of each Issuer (including the Securities deposited in the Trust) will be held by the CMO Trustee as security for the CMOs of that Issuer. Although payment of principal of and interest on Ginnie Maes, Fannie Maes and Freddie Macs securing the Securities is guaranteed by GNMA, FNMA and FHLMC, respectively, the CMOs (including the Securities deposited in the Trust except for any Securities which have been issued directly or indirectly by GNMA, FNMA or FHLMC) represent obligations solely of the Issuers and are not insured or guaranteed by GNMA, FNMA or FHLMC or any other governmental agency. A default with respect to the securities of a particular Issuer (including the Securities of the Issuer deposited in the Trust) may not necessarily result from a corresponding default with respect to the underlying Ginnie Maes, Fannie Maes or Freddie Macs.

            For any Securities that have been issued by issuers other than GNMA, FNMA or FHLMC, the Sponsor has obtained representations from the issuer that it has received an opinion of counsel to the effect that it is not an investment company or that it has been exempted from the definition of an investment company by order of the Securities and Exchange Commission. With respect to any Securities of issuers that have been exempted from the definition of an investment company by order of the Securities and Exchange Commission, the value of the Securities will not exceed more than 5% individually, or 10% in the aggregate, of the total value of the Securities in the Trust.

Life of the Securities and of the Trust

            CMOs are generally issued as a series of different classes. An issue of CMOs tends to be backed by a larger number of mortgages than a pool of Ginnie Maes, Fannie Maes or Freddie Macs, thus allowing greater statistical prediction of prepayment characteristics. However, mortgage prepayment rates are likely to fluctuate significantly from time to time and investors should consider the associated risks. (See "Risk Considerations" in Part A.) Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any principal only class. Then, principal payments on the underlying mortgages are generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs, remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows a more predictable estimate of the period of time when any one class is likely to be repaid. The estimate can be even closer with a class of planned amortization bonds or targeted amortization bonds.
The amortization schedule for these CMOs is structured so that, at specified prepayment rates within a relatively wide range, their principal will be repaid at specified times and in specified amounts. However, if any series of CMOs contains a class of planned amortization bonds or targeted amortization bonds, then the other classes in that series may not be retired in an order of priority determined strictly with reference to their maturity dates.

                                    -8-
1427.2

            These other classes are often referred to as "support classes" because their function is to support the amortization schedule of the planned amortization bonds or targeted amortization bonds. If the rate of prepayments on the underlying mortgages is faster than assumed, then classes with maturity dates later than the planned amortization bonds or targeted amortization bonds may be retired earlier than estimated to ensure that the planned amortization bonds or targeted amortization bonds receive the principal payments required by their amortization schedule. Similarly, if the rate of prepayments is slower than anticipated, earlier support classes may be retired later than estimated. Hence, support classes of a series that contains planned amortization bonds or targeted amortization bonds have less predictable prepayment characteristics than classes of a series that does not. This lack of predictability regarding prepayments also causes support class bonds to have greater market value fluctuation than other classes of a CMO (see "Description of Portfolios" in each Part A for the number of planned amortization bonds, target amortization bonds and support bonds contained in the Trust portfolios). With respect to the Long-Intermediate Portfolio, this fluctuation may be substantial, both in the amount of income earned and in the timing of principal distributions. This fluctuation may adversely affect the repurchase and redemption prices of Units of the Long-Intermediate Portfolio. The rate of prepayment on the underlying mortgages of a CMO will most likely decline as interest rates increase. If the rate of prepayment declines, the weighted average life of the support class bonds will most likely increase and, in some cases, the decline will impact the yield and market value of these Securities. This may cause an investor's principal in a support class bond to be outstanding for a longer period of time than initially anticipated. Conversely, if interest rates decline, prepayments on the underlying mortgages will most likely increase, and the weighted average life of the support class bonds may be shorter than anticipated. A holder of a support class bond in these situations may be unable to reinvest the proceeds of these principal distributions at an effective interest rate equal to the specified coupon rate on the original support class bond. Therefore, an investor expecting to earn a fixed return for a fixed number of years may find the life of a support class investment decreases as interest rates fall and increases as they rise.

            In contrast, Ginnie Maes, Fannie Maes or Freddie Macs, estimation of repayment is more difficult as the cash flow on the underlying mortgages is simply passed through on a pro rata basis to the holders. However, any estimate of the prepayment period for any class of CMO is based upon certain assumptions as to the prepayment speed of the underlying mortgages, which assumptions may prove to be inaccurate over time. See "Estimated Long Term Return and Estimated Current Return."

            All of the mortgages in the pools relating to the Ginnie Maes, Fannie Maes or Freddie Macs backing the Securities in the Trust are subject to prepayment without any significant premium or penalty at the option of the mortgagors (i.e., the homeowners). Because certain of the Securities from time to time may be redeemed or prepaid or will mature in accordance with their terms or may be sold under certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size and composition (see "Redemption").

            While the mortgages on the 1 to 4 family dwellings underlying Ginnie Maes, Fannie Maes or Freddie Macs which may back the Securities are amortized over a period of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, is considerably less. Prepayments on mortgages are commonly measured relative to a prepayment standard or model. The prepayment model of the Public Securities Association (the "Prepayment Model") represents an assumed rate of prepayment each month relative to the then outstanding principal balance of a pool of new mortgage loans. 100% of the Prepayment Model assumes prepayment rates of 0.2% per annum of the then outstanding

                                    -9-
1427.2
principal balance of such mortgage loans in the first month of the life of the mortgage loans and an additional 0.2% per annum in each month thereafter until the 30th month. Beginning in the 30th month and in each month thereafter during the life of the mortgage loans, 100% of the Prepayment Model assumes a constant prepayment rate of 6% per annum. The principal repayment behavior of any individual mortgage will likely vary from these assumptions. The extent of this variation will depend on a variety of factors, including the relationship between the coupon rate on a mortgage and prevailing mortgage origination rates. As prevailing mortgage origination rates increase in relationship to a mortgage coupon rate, the likelihood of prepayment of that mortgage decreases. Conversely, during periods in which prevailing mortgage origination rates are significantly less than a mortgage coupon rate, prepayment of that mortgage becomes increasingly likely. Research analysts use complex formulae to scrutinize the prepayments of mortgage pools in an attempt to predict more accurately the average life of any particular class of mortgage-backed bonds. The basis for the calculation of estimated average life and the relationship of this calculation for Estimated Long Term Return is more fully described under "Estimated Long Term Return and Estimated Current Return."

            Generally speaking, a number of factors, including mortgage market interest rates and homeowners' mobility, will affect the average life of the Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities in the Trust and, accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the estimated levels. Changes in prepayment patterns, as reported by each of GNMA, FNMA and FHLMC on a periodic basis, if generally applicable to the mortgage pools related to specific CMOs could influence yield assumptions used in pricing the securities. Shifts in prepayment patterns are influenced by changes in housing cycles and mortgage refinancing and are also subject to certain limitations on the gathering of the data; it is impossible to predict how new statistics will affect the yield assumptions that determine mortgage industry rooms and pricing of CMOs. Moreover, there is no assurance that the pools of mortgage loans relating to the Securities in the Trust will conform to prepayment experience as reported by GNMA, FNMA or FHLMC on a periodic basis or the prepayment experience of other mortgage lenders.

            While the value of CMOs generally fluctuates inversely with changes in interest rates, it should also be noted that the potential for appreciation on CMOs, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline (except for Principal Only Bonds whose yield increases with the speed at which payments of principal are received at par). Accordingly, the termination of the Trust might be accelerated as a result of prepayments made as described above. In addition, it is possible that, in the absence of a secondary market for the Units or otherwise, redemption of Units may occur in sufficient numbers to reduce a Portfolio to a size resulting in the termination of the Trust (termination for this reason would be delayed if additional Units are issued). Early termination of a Trust may have important consequences to Certificateholders, e.g., the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment, or the overall return on investment may be less or greater than anticipated, depending in part on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages.



                                    -10-
1427.2

                                PUBLIC OFFERING

Offering Price

            The secondary market Public Offering Price per 1,000 Units of the Trust is computed by adding to the aggregate bid price of the Securities in the Trust divided by the number of Units outstanding times 1,000, an amount equal to (a) for the Short-Intermediate Portfolio, 3.627% of the aggregate bid price of the Securities per 1,000 Units which is equal to 3.5% of the Public Offering Price per 1,000 Units, (b) for the Intermediate Portfolio, 3.896% of the aggregate bid price of the Securities per 1,000 Units which is 3.75% of the Public Offering Price per 1,000 Units and (c) for the Long-Intermediate Portfolio, 4.167% of the aggregate offering price of the Securities per 1,000 Units which is equal to 4% of the Public Offering Price per 1,000 Units. A proportionate share of accrued interest on the Securities is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on Securities from the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A. The Public Offering Price can vary on a daily basis from the amount stated in this Prospectus in accordance with fluctuations in the prices of the Securities and the price to be paid by each investor will be computed as of the date the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

            The Evaluator may obtain current bid or offering prices for the Securities from investment dealers or brokers (including the Sponsor) that customarily deal in CMOs or from any other report service or source of information which the Evaluator deems appropriate.

Accrued Interest

            Accrued interest is the accumulation of unpaid interest on a Security from the last day on which interest thereon was paid. Interest on Securities in the Trust is actually paid monthly to the Trust. However, interest on Securities in the Trust is accounted for daily on an accrual basis. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee because of non-collected coupons. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued and undistributed interest to Date of Settlement.

            A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the Settlement Date in the case of sale or termination and to the date of tender in the case of redemption.

Employee Discounts


            Employees (and their immediate families) of Reich & Tang Distributors L.P. and its affiliates, Gruntal & Co., Incorporated and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the bid side evaluation of the underlying securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $10.00 per Unit. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.



                                    -11-
1427.2

Distribution of Units

            Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

            The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to $25 per 1,000 Units, subject to the Sponsor's right to change the dealers' concession from time to time.
In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.
The Sponsor reserves the right to change the discounts from time to time.

Sponsor's and Underwriters' Profits

            The Sponsor will receive a gross commission equal to (a) for the Short-Intermediate Portfolio, 3.5% of the Public Offering Price per 1,000 Units (equivalent to 3.627% of the net amount invested in the Securities),
(b) for the Intermediate Portfolio, 3.75% of the Public Offering Price per 1,000 Units (equivalent to 3.896% of the net amount invested in the Securities) and (c) for the Long-Intermediate Portfolio, 4% of the Public Offering Price per 1,000 Units (equivalent to 4.167% of the net amount invested in the Securities). In addition, in maintaining a market for the Units (see "Sponsor's Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

            Participants in the Total Reinvestment Plan can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").

Comparison of Public Offering Price, Sponsor's
Repurchase Price and Redemption Price

            The secondary market Public Offering Price of the Units will be determined on the basis of the current bid prices of the Securities in the Trust, plus the applicable sale charges. The value at which Units may be resold in the secondary market will be determined on the basis of the aggregate bid side evaluation of the Securities. On the Evaluation Date, the Public Offering Price per 1,000 Units and the Sponsor's Repurchase Price per 1,000 Units (each based on the bid side evaluation of the Securities) each exceeded the Redemption Price per 1,000 Units and the Sponsor's secondary market Repurchase Price per 1,000 Units (based on the current bid side evaluation of the Securities) by the amounts shown under "Summary of Essential Information" in Part A.



                                    -12-
1427.2

            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN

            The rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return" as described below.

            The Estimated Net Annual Interest Income per 1,000 Units for the Trust, set forth under "Summary of Essential Information", shows the return based on $1.00 principal amount per Unit after deducting estimated annual fees and expenses. This figure will change as Securities mature, are prepaid, exchanged, redeemed, pair or sold, as replacements or Additional Securities are purchased and deposited in the Trust or as the expenses of the Trust change.

            In actual operation, payments received in respect of the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs which in turn back the Securities will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years the larger proportion of each payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase, although the interest rate remains constant. Moreover, by reason of optional prepayments, payments in the earlier years on mortgages may be substantially in excess of those required by the amortization schedules of these mortgages; conversely, payments in later years may be substantially less since the aggregate unpaid principal balances of the underlying mortgages and, hence, the related Ginnie Maes, Fannie Maes or Freddie Macs may have been greatly reduced--ultimately even sufficiently reduced to accelerate termination of the Trust. To the extent that those Securities bearing the higher interest rate represented in the Portfolio are prepaid faster than other Securities, the net annual interest per 1,000 Units and the return on the Units can be expected to decline. Monthly payments to the Certificateholders will reflect all of the foregoing factors.

            Interest on the Securities in the Trust, less estimated fees of the Trustee and Sponsor and certain other expenses, is expected to accrue per 1,000 Units at the daily rate (based on a 360-day year) shown under "Summary of Essential Information". The actual daily rate will vary as Securities are prepaid, exchanged, redeemed, paid or sold or as the expenses of the Trust change.

            The Estimated Current Return and the Estimated Long Term Return for each Trust on the Evaluation Date are set forth under "Summary of Essential Information" in Part A. Estimated Long Term Return is calculated by: (1) computing the yield to maturity for each CMO in the Trust's portfolio in accordance with accepted CMO practices, which practices take into account not only the interest payable on the CMO but also the amortization of premiums or accretion of discounts, if any, and estimated appropriate prepayments;
(2) calculating the average of yields for the CMOs in the Trust's portfolio by weighing each CMOs' yield by the market value of the CMO and by the amount of time remaining to the date to which the CMO is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of the Trust.

            Estimated Current Return for each Portfolio is computed by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the

                                    -13-
1427.2
amortization of premium or accretion of discount, if any, on the CMOs in the portfolio of the Trust.

            The calculation of an estimated average life for any Security in the Trust is a two stage process. First, several assumptions are made to derive an estimated prepayment rate for the mortgages underlying the Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities. Based upon historical prepayment data provided by GNMA, FNMA or FHLMC an assumption is made as to how the prepayment behavior of the mortgages will be affected as they amortize. However, because historical prepayment data afford only a limited basis upon which to analyze prepayment behavior, the Sponsor has developed an econometric model that allows an analysis of several other important variables. The principal variables are the spread between present market interest rates and the interest rate on the mortgages and the turnover rate in the housing market. Finally, the Sponsor uses this model's prepayment predictions to derive an estimated prepayment rate for the mortgage pool, expressed in terms of the PSA Prepayment Model, from which an estimated average life an estimated prepayment schedule can be projected for the Ginnie Maes, Fannie Maes or Freddie Macs themselves. While the various estimates made in this first stage are subjected to rigorous analysis, investors should be aware that they are based upon reported statistical relations that may not remain constant and assumptions about the future of an uncertain economic environment.

            The second stage in determining the estimated average life of any Security in the Trust involves the use of a formula to apply the estimated rate of principal payments on the mortgage pool to amortize the Ginnie Maes, Fannie Maes or Freddie Macs which back the Securities and to retire the principal amount of each CMO class of the same series, including the Security itself, according to the specific principal reduction schedule of that series. This results in an estimate of the point at which the principal of any Security will begin to be paid and how long it will take for the principal to be fully paid. If any Security was issued in a series that contains planned amortization bonds or targeted amortization bonds, then the estimated rate of principal payments on the underlying mortgages will be applied to the other classes in that series in a manner that takes account of the amortization schedule of the planned amortization bonds or targeted amortization bonds. This results in less predictable prepayment characteristics for those other classes. The estimated average life for the Trust provided under the "Summary of Essential Information" is subject to change with alterations in the data used in any of the underlying assumptions. The actual average lives of the Securities and the actual long term returns will be different from the estimated average lives and the Estimated Long Term Returns.

            Both Estimated Current Return and Estimated Long Term Return are subject to fluctuation with changes in Portfolio composition, principal payments and prepayments and changes in market value of the underlying Securities and changes in fees and expenses, including sales charges, and therefore can be materially different than the figures set forth under the Summary of Essential Information. The size of any difference between Estimated Current Return and Estimated Long Term Return can also be expected to fluctuate at least as frequently. In addition, both return figures may not be directly comparable to yield figures used to measure other investments, and since the return figures are based on certain assumptions and variables the actual returns received by a Certificateholder may be higher or lower. The Estimated Long Term Return and Estimated Current Return calculations do not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over or understate the impact of sales charges. Both of these factors may result in lower figures.


                                    -14-
1427.2

            In addition to the Public Offering Price, the price of a Unit includes accrued interest on the Securities. Securities deposited in the Trust include an item of accrued but unpaid interest up to the date of delivery of the Securities. Certificateholders pay for this additional accrued interest when they purchase Units. In addition, interest accruing after the date of delivery of the Securities is added to the Public Offering Price. Accrued interest earns no return.

            The payment dates of the Securities may vary and therefore accrued interest at any time may be greater than the amount of interest actually received by the Trust and distributed to Certificateholders. Therefore, accrued interest (if any) is always added to the value of the Units. If a Certificateholder sells all or a portion of his Units, he will receive his proportionate share of the accrued interest from the purchaser of his Units. Similarly, if a Certificateholder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Securities.


                         RIGHTS OF CERTIFICATEHOLDERS

Certificates

            Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one thousand or more Units. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

Interest and Principal Distributions

            Interest received by each Trust is credited by the Trustee to an Interest Account for the Trust. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Securities are credited to the Principal Account of the Trust.

            Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to such Certificate-holder's pro rata share of the amount of interest received on the Securities during such month in the Interest Account less amounts deducted or estimated to be deducted as discussed below. Distributions from the Principal Account of each Trust (other than amount representing failed contracts, as previously discussed) will be computed as of each monthly Record Date, and will be made to the Certificateholders of that Trust on the next monthly Payment Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding monthly Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase. All funds in respect of the Securities received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.


                                    -15-
1427.2

            As of the first day of each month, the Trustee will deduct from the Interest Account of each Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Securities and redemptions of Units by the Trustee.

            The estimated monthly distribution per 1,000 Units will be in the approximate amount shown under "Summary of Essential Information" in Part A and will change and may be reduced as Securities are prepaid or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1 per 1,000 Units.

Records

            The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of the receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (a) as to the Interest Account: interest received, amounts paid for purchases of Replacement Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 1,000 Units outstanding on the last business day of such calendar year;
(b) as to the Principal Amount: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Securities and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 1,000 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per 1,000 Units based upon the last computation thereof made during such calendar year; and
(e) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 1,000 Units outstanding on the last business day of such calendar year.

            The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books or record and account of its transactions as Trustee, including records of the names and address of Certificateholders, Certificates issued or held, a current list of Securities in the Portfolio and a copy of the Trust Agreement.


                                  TAX STATUS

            The Sponsor believes that (i) each Security the interest on which is United States source income (which is the case for most Securities issued

                                    -16-
1427.2
by United States issuers) was or will have been issued after July 18, 1984,
(ii) each Security is a regular interest in a REMIC, as defined in Sections 860A-G of the Code, and (iii) interest on any Security issued by a non-United States issuer is not subject to any foreign withholding taxes under current law. There can be no assurance, however, that foreign withholding taxes will not be imposed on interest on Securities issued by non-United States issuers in the future.

            Neither the Sponsor nor Battle Fowler LLP has made or will make a review of the facts and circumstances relating to the issuance of any Security.

            Based on the foregoing, in the opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:

            The Trust is not an association taxable as a corporation for Federal income tax purposes, and income received by the Trust will be treated as the income of the Certificateholder in the manner set forth below.

            Each Certificateholder will be considered the owner of a pro rata portion of each Security in the Trust under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the "Code"). In order to determine the face amount of the Certificate-holder's pro rata portion of each Security on the initial Date of Deposit, see Principal Amount of Securities under "Portfolio." The total cost to a Certificateholder of his Units, including sales charges, is allocated among his or her pro rata portion of each Security (in proportion to the fair market values thereof on the date the Certificateholder purchases his Units) in order to determine his tax cost for his pro rata portion of each Security. In order for a Certificateholder who purchases his Units on the initial Date of Deposit to determine the fair market value of his pro rata portion of each Security on such date, see Cost of Securities to Trust under "Portfolio."

            A Certificateholder will be required to include in income his or her respective pro rata share of interest on each Security (whether or not the Security has original issue discount, as discussed below) as interest accrues, whether or not the Certificateholder is an accrual method taxpayer. An individual Certificateholder who itemizes deductions may deduct his pro rata share of fees and expenses of the Trust only to the extent that such amount together with the Certificateholder's other miscellaneous deductions exceeds 2% of his adjusted gross income and subject to overall restrictions on itemized deductions set forth in Section 68 of the Code.

            The Trust may contain Securities which were originally issued at a discount ("original issue discount"). In general, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount on a Security will accrue as interest over the life of the Security under a formula based on the compounding of interest. Such formula requires the adoption by the issuer of the Securities of certain prepayment assumptions, discussed in more detail in "Estimated Long Term Return and Estimated Current Return." Certificateholders are urged to consult their own tax advisers. In the case of a Certificateholder who purchases Units in a trust holding a Security that was originally issued at a discount, the amount of original issue discount that will accrue will be reduced if the Certificateholder purchases the Units at a price that reflects a lower yield for the Security than the yield thereon at the time of the

                                    -17-
1427.2
      original issuance of such Security. Each Certificateholder will be required to include in income in each year the amount of original issue discount which accrues during the year on his pro rata portion of any Security originally issued at a discount. The amount of original issue discount so included in income in respect of a Certificateholder's pro rata portion of a Security is added to the Certificateholder's tax cost therefor.

            If a Certificateholder's tax cost for his pro rata portion of a Security exceeds the redemption price at maturity thereof, the Certificateholder will be considered to have purchased his pro rata portion of the Security at a "premium." The Certificateholder (except in the case of a dealer in securities or one who holds debt obligations primarily for sale to customers in the ordinary course of his trade or business) may elect to amortize the premium prior to the maturity of the Security. The amount amortized in any year should be applied to offset the Certificateholder's interest from the Security and should result in an adjustment to basis (i.e., a reduction of the Certificateholder's tax cost) for his pro rata portion of the Security.

            A Certificateholder will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of for an amount greater or less than his original tax cost therefor plus any accrued original issue discount or minus any amortized premium. Any such taxable gain or loss will be capital gain or loss, except in the case of a dealer, and except as provided for in the next paragraph.

            Any gain from the disposition of a Certificateholder's pro rata portion of a Security issued after July 18, 1984 and acquired by the Certificateholder at "market discount" (i.e., if the Certificateholder's original cost for his pro rata portion of the Security (plus any original issue discount which has accrued thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount. The deduction of capital losses is subject to limitations. A Certificate-holder will be considered to have disposed of all or part of his pro rata portion of each Security when he sells or redeems all or some of his Units. A Certificateholder will also be considered to have disposed of all or part of his pro rata portion of a Security when all or part of the Security is sold by the Trust or is redeemed or paid at maturity.

            Units that are owned by Certificateholders, other than a dealer in securities or one who holds debt obligations primarily for sale to customers in the ordinary course of his trade or business, are capital assets and generally produce capital gains and losses upon their sale or disposition. Gain realized upon the sale or disposition of an interest in a REMIC, however, will be ordinary income to the extent of unaccrued original issue discount as determined by a prescribed formula.

            Under the income tax laws of the State and City of New York, the Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Certificateholders in the same manner as for Federal income tax purposes.

            Notwithstanding the foregoing, a Certificateholder who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Certificateholder") will generally not be subject to United States Federal income taxes, including withholding taxes, or information reporting, on the interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata portion of any Security provided that
      (i) the interest income or gain is not effectively connected with the

                                    -18-
1427.2
      conduct by the Foreign Certificateholder of a trade or business within the United States, (ii) if the interest is United States source income (which is the case on most Securities issued by United States issuers), the Security is issued after July 18, 1984 and the Foreign Certificate-holder does not own, actually or constructively, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Security and is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Security, (iii) with respect to any gain, the Foreign Certificateholder (if an individual) is not present in the United States for 183 days or more during the taxable year and does not have a "tax home" (as defined in Section 911(d)(3) of the Code) in the United States, and the gain is not attributable to an office or fixed place of business maintained by such individual in the United States, and
      (iv) the Foreign Certificateholder provides the required certification of his status and of the matters contained in clauses (i), (ii) and
      (iii) above. Foreign Certificateholders should consult their own tax advisers with respect to United States Federal income tax consequences of ownership of Units.

            After the end of each calendar year, the Trustee will furnish to each Certificateholder an annual statement containing information relating to the interest received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Certificateholder and to the Internal Revenue Service.

            The foregoing discussion relates only to United States Federal and, to a limited extent, New York State and City income taxes.
Certificateholders may be subject to taxation in New York or in other jurisdictions (including a Foreign Certificateholder's country of residence) and should consult their own tax advisers in this regard.

Tax-Exempt Investors

            Entities that generally qualify for an exemption from federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or such gain is derived from property that is dealer property. A tax-exempt entity's interest income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

            Before investing in the Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (i) whether the investment is prudent under ERISA, taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (ii) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (iii) whether the assets of the Trust are deemed "plans assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."


                                    -19-
1427.2

            Prospective tax-exempt investors are urged to consult their own advisors prior to investing in the Trust.


                                   LIQUIDITY

Sponsor Repurchase


            The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price after the initial public offering is completed will be based on the aggregate bid price of the Securities in the Trust and will be the same as the redemption price. The aggregate bid price will be determined by the Evaluator on a daily basis after the initial public offering is completed and computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020, on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


            Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate bid price of the Securities in the Trust plus (a) for the Short-Intermediate Portfolio, a 3.5% sales charge (3.627% of the net amount invested) plus net accrued interest, (b) for the Intermediate Portfolio, a 3.75% sales charge (3.896% of the net amount invested) plus net accrued interest and (c) for the Long-Intermediate Portfolio, a 4% Sales Charge (4.167% of the net amount invested) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

            The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trust Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of the Trust which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemption of Units the Trustee must dispose of Securities, and if such disposition cannot be made by the redemption date (seven calendar days after render), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

Trustee Redemption

            Units may also be tendered to the Trustee for redemption at its corporate trust office at 770 Broadway, New York, New York 10003, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

            Certificate representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments

                                    -20-
1427.2
of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

            Within seven calendar days following a tender for redemption, or, if such seventh day is not a business day, on the first business day prior thereto, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Replacement Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

            Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced.

            The Redemption Price per Unit is the pro rata share of each Unit in a Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust based on the bid prices of such Securities and
(iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Securities in the Trust (i) if the Securities are listed on a national securities exchange (CMOs are usually not so listed), based on the closing sale prices on that exchange (unless the Evaluator deems these prices inappropriate as a basis for valuation), (ii) if the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or there are no closing sale prices on the exchange, based on the closing sale prices on the over-the-counter market (unless the Evaluator deems these prices inappropriate as a basis for evaluation), (iii) if closing sale prices are unavailable, (a) on the basis of current bid or offering prices for the Securities, (b) if bid or offering prices are not available for any Securities, on the basis of current bid or offering prices for comparable securities, (c) by appraising the value of the Securities on the bid or offering side of the market or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in this type of security.

            While the Sponsor believes that Securities of the type included in the Trust involve minimal risk of loss of principal, due to variations in interest rates the market value of these Securities, and Redemption Price per Unit (particularly of the Long-Intermediate Portfolio), can be expected to fluctuate during the period of an investment in the Trust.


                                    -21-
1427.2

            The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificate-holder on the day he would otherwise be entitled to receive payment of the Redemption Price.

            The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

            A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                            Total Reinvestment Plan

            Distributions of interest and principal, if any, from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his interest check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident.

            Upon enrollment in the reinvestment option, the Trustee will direct interest and/or principal distributions, if any, to the Fund. The Fund seeks to maximize current income and to maintain liquidity and a stable net asset value by investing in short term U.S. Treasury Obligations which have effective maturities of one year or less. For more complete information concerning the Fund, including charges and expenses, the Certificateholder should fill out and mail the card attached to the inside back cover of this Prospectus. The prospectus for the Fund will be sent to Certificateholders. The Certificateholder should read the prospectus for the Fund carefully before deciding to participate. The shares of the Fund are not rated by Standard & Poor's.


                             TRUST ADMINISTRATION

Portfolio Supervision

            The Trust is a unit investment trust and is not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolios of the Trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not require the sale of its Securities from the
Portfolios.   However, the Sponsor may direct the disposition of Securities

                                    -22-
1427.2
upon default in payment of amounts due on any of the Securities, institution of certain legal proceedings, default in payment of amounts due on other securities of the same issuer or guarantor, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities detrimental to the interest of the Certificateholders. If a default in the payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold that Security, the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, shall sell the Security.

            The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new Securities in exchange or substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject any offer or to take any other action with respect thereto as the Sponsor may deem proper if (a) the issuer is in default with respect to these Securities or (b) in the written opinion of the Sponsor the issuer will probably default with respect to these Securities in the reasonably foreseeable future. Any Securities so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. Within five days after the deposit of Securities in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Certificateholder, identifying the Securities eliminated and the Securities substituted therefor. Except as stated herein, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

Trust Agreement, Amendment and Termination

            The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders; (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

            The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in a Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in a Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

            The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Securities held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate such Trust. Each Trust may also be terminated at any time

                                    -23-
1427.2
with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Securities remaining in the terminated Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for calculation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.

The Sponsor


            Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

            Reich & Tang, a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution affiliates. These affiliates in the aggregate are investment advisers or managers to over 57 registered investment companies. Reich & Tang is the sponsor for numerous series of unit investment trusts, including, A Corporate Trust, Series 1 (and Subsequent Series); New York Municipal Trust, Series 1 (and Subsequent Series); Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), High Income Series 1 (and Subsequent Series); Insured Municipal Securities Trust, Series 1 (and Subsequent Series), Series 1-4 (Multiplier Portfolio), 5th Discount Series (and Subsequent Series), Navigator Series (and Subsequent Series); Mortgage Securities Trust, CMO Series 1 (and Subsequent Series) and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series).]

            For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Co-Sponsors are Reich & Tang and Gruntal & Co., Incorporated, both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., Incorporated as agent for purposes of taking any action required or permitted to be taken by the Sponsors under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.


            Gruntal & Co., Incorporated, a Delaware corporation, operates a securities broker/dealer from its main office in New York City and branch offices in ten states and the District of Columbia. The firm is active in the marketing of investment companies and has signed dealer agreements with many major mutual fund groups. Further, through its Syndicate Department, Gruntal

                                    -24-
1427.2

& Co., Incorporated has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust; and Van Kampen Meritt Limited Term High Income Trust.

            The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and their ability to carry out their contractual obligations.

            The Sponsor is liable for the performance of their obligations arising from their responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of their own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

            If at any time either of the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor;
(b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trust shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

The Trustee


            The Trustee is The Chase Manhattan Bank (National Association), a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003 (800) 882-9898. The Trustee is subject to the supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


            The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Securities or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.

            For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders.

            The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event, the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are

                                    -25-
1427.2
taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

            Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any state and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

The Evaluator

            The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw-Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

            The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                          TRUST EXPENSES AND CHANGES

            At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" securities since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the Initial Public Offering are paid directly by the Trust.

            The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's and Underwriters' Profits.")


                                    -26-
1427.2

            The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Mortgage Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision.") Pursuant to the Agreement Among Co-Sponsors, Bear Stearns shall receive the entire Sponsor's fee set forth in the "Summary of Essential Information" in Part A.

            The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

            The Evaluator will receive, for each daily evaluation of the Securities in the Trust after the initial public offering is completed, a fee in the amount set forth under "Summary of Essential Information" in Part A.

            The Trustee's and Evaluator's fees applicable to the Trust are payable monthly as of the Record Date from the Interest Account of such Trust to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

            The following additional charges are or may be incurred by the
Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsors of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell Securities in order to make funds available to pay all expenses.

            The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                    EXCHANGE PRIVILEGE AND CONVERSION OFFER

Exchange Privilege

            Certificateholders may elect to exchange any or all of their Units of these Trusts for Units of one or more of any available series of Insured

                                    -27-
1427.2

Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust, Mortgage Securities Trust, A Corporate Trust or Equity Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price will be based on the aggregate bid price of the Bonds in the particular Trust portfolio. Units in an Exchange Trust then will be sold to the Certificateholder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying Securities in the Equity Trust portfolio) during the initial public offering period of the Exchange Trust; or based on the aggregate bid price of the Bonds in the Exchange Trust portfolio if its initial public offering has been completed, plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio) and a reduced sales charge as set forth below.

            Except for certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of a Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be 1.5% per unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust) (approximately 1.5% of the price of each Exchange Trust unit (or 1,000 Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust)). For certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of a Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) 1.5% per unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust), or (ii) an amount which when coupled with the sales charge paid by the certificateholder upon his original purchase of Units of the Trust at least equals the sales charge applicable in the direct purchase of units of an Exchange Trust. The Exchange Privilege is subject to the following conditions:

            1. The Sponsor must be maintaining a secondary market in both the Units of the Trust held by the Certificateholder and the Units of the available Exchange Trust. While the Sponsor has indicated its intention to maintain a market in the Units of the Trust sponsored by it, the Sponsor is under no obligation to continue to maintain a secondary market and therefore there is no assurance that the Exchange Privilege will be available to a Certificateholder at any specific time in the future. At the time of the Certificateholder's election to participate in the Exchange Privilege, there also must be Units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market.

            2. Exchanges will be effected in whole units only. Any excess proceeds from the Units surrendered for exchange will be remitted and the selling Certificateholder will not be permitted to advance any new funds in order to complete an exchange. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units. Units of the Equity Securities Trust may only be acquired in blocks of 100 Units.

            3. The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege. The Sponsor will provide Certificateholders of the Trust with 60 days prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or to delete a series which has been terminated from eligibility for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the

                                    -28-
1427.2

      Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60 day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected certificateholders. Certificateholders may, during this 60 day period, exercise the Exchange Privilege in accordance with its terms then in effect. In the event the Exchange Privilege is not available to a Certificateholder at the time he wishes to exercise it, the Certificate-holder will immediately be notified and no action will be taken with respect to his Units without further instructions from the Certificate-holder.

            To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

Example: Assume that after the initial public offering has been completed, a Certificateholder has five units of a Trust with a current value of $700 per unit which he has held for more than five months and the Certificateholder wishes to exchange the proceeds for units of a secondary market Exchange Trust with a current price of $725 per unit. The proceeds from the Certificate-holder's original units will aggregate $3,500. Since only whole units of an Exchange Trust may be purchased under the Exchange Privilege, the Certificate-holder would be able to acquire four units (or 4,000 Units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $2,943.50 ($2,900 for units and $43.50 for the sales charge). The remaining $556.50 would be remitted to the Certificateholder in cash. If the Certificateholder acquired the same number of units at the same time in a regular secondary market transaction, the price would have been $3,059.50 ($2,900 for units and $159.50 for the sales charge, assuming a 5 1/2% sales charge times the public offering price).

The Conversion Offer


            Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") may elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of A Corporate Trust, Municipal Securities Trust, Insured Municipal Securities Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust sponsored by Reich & Tang Distributors L.P. or the Sponsor (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price, which is based upon the aggregate bid side evaluation of the underlying bonds in such trust and is generally about 1 1/2% to 2% lower than the offering price for such bonds (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio). The purchase price of the units will be based on the aggregate offer price of the underlying bonds in the Conversion Trust portfolio (or for units of Equity Securities


                                    -29-
1427.2

Trust, based on the market value of the underlying securities in the Equity Trust portfolio) during its initial public offering period, or at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio) and a sales charge as set forth below.

            Except for certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of the Conversion Trust shall be 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust). For certificate-holders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion Trust shall be the greater of
(i) 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust) or (ii) an amount which when coupled with the sales charge paid by the certificateholder upon his original purchase of units of the Redemption Trust at least equals the sales charge applicable in the direct purchase of Units of a Conversion Trust. The Conversion Offer is subject to the following limitations:

            1. The Conversion Offer is limited only to unit owners of any Redemption Trust, defined as a unit investment trust for which there is no active secondary market at the time the Certificateholder elects to participate in the Conversion Offer. At the time of the unit owner's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market.

            2. Exchanges under the Conversion Offer will be effected in whole units only. Unit owners will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer. Any excess proceeds from units being redeemed will be returned to the unit owner. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units. Units of the Equity Securities Trust may only be acquired in blocks of 100 Units.

            3. The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer at any time without notice to unit owners of Redemption Trusts. In the event the Conversion Offer is not available to a unit owner at the time he wishes to exercise it, the unit owner will be notified immediately and no action will be taken with respect to his units without further instruction from the unit owner. The Sponsor also reserves the right to raise the sales charge based on actual increases in the Sponsor's costs and expenses in connection with administering the program, up to a maximum sales charge of $20 per unit (or per 1,000 units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust).

            To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the unit owner is a resident, the unit owner will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to

                                    -30-
1427.2
the trustee of the Redemption Trust for redemption and then apply the proceeds of the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain $5 of the applicable sales charge.

Example: Assume that a unit owner has five units of a Redemption Trust which he has held for more than five months with a current redemption price of $675 per unit based on the aggregate bid price of the underlying bonds and the unit owner wishes to participate in the Conversion Offer and exchange the proceeds for units of a secondary market Conversion Trust with a current price of $750 per Unit. The proceeds for the unit owner's redemption of units will aggregate $3,375. Since only whole units of a Redemption Trust may be purchased under the Conversion Offer, the unit owner will be able to acquire four units of the Conversion Trust (or 4,000 units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $3,045 ($3,000 for units and $45 for the sales charge). The remaining $330 would be remitted to the unit owner in cash. If the unit owner acquired the same number of Conversion Trust units at the same time in a regular secondary market transaction, the price would have been $3,165 ($3,000 for units and $165 for the sales charge, assuming a 5 1/2% sales charge times the public offering price).

Description Of The Exchange Trusts And The Conversion Trusts

            A Corporate Trust may be an appropriate investment vehicle for an investor who is more interested in a higher current return on his investment (although taxable) than a tax-exempt return (resulting from the fact that the current return from taxable fixed income securities is normally higher than that available from tax-exempt fixed income securities). Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York obligations in the Trust portfolio, if any. The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such state trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle for investors who are interested in obtaining safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of current income.

Tax Consequences of the Exchange Privilege and the Conversion Offer

            A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder

                                    -31-
1427.2
under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.

Rating of Units

            Standard & Poor's has rated the Units of the Trust AAA. This is the highest rating assigned by Standard & Poor's (see Description of Standard & Poor's Ratings). Standard & Poor's has been compensated by the Sponsor for its service in rating the Units.


                                 OTHER MATTERS

Legal Opinions


            The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022 as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for the Trustee.


Independent Auditors

            The financial statements of the Trust or Trusts included in Part A of this Prospectus as of the dates set forth in Part A, have been examined by KPMG Peat Marwick LLP, independent certified public accountants, for the periods indicated in its reports appearing herein. The financial statements examined by KPMG Peat Marwick LLP have been so included in reliance on its report given upon the authority of said firm as experts in accounting and auditing.


                            DESCRIPTION OF RATINGS*


Standard & Poor's Corporation

            A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "trust") is a current assessment of creditworthiness with respect to the investments held by such trust. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, issuers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which trust expenses or portfolio asset sales for less than the Trust's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

            Trusts rated AAA are composed exclusively of assets that, together with their credit support are rated AAA by Standard & Poor's. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned
--------
*     As described by the rating companies themselves.

                                    -32-
1427.2
by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.


                                    -33-
1427.2

                  INDEX



Title                                Page         MORTGAGE SECURITIES TRUST
                 Part A                                   CMO SERIES


Risk Considerations..................A-6           (Unit Investment Trust)
Summary of Essential
  Information........................A-10
Information Regarding the Trust......A-11
Financial and Statistical                                 Prospectus
  Information........................A-12
Audit and Financial Information
  Report of Independent Auditors......F-1
  Statement of Net Assets.............F-2          Dated: October 31, 1995
  Statement of Operations.............F-3
  Statement of Changes in Net
    Assets............................F-4                  Sponsor:
  Notes to Financial Statements.......F-5       Reich & Tang Distributors L.P.
  Portfolio...........................F-6              600 Fifth Avenue
                                                   New York, New York 10020
                 Part B                                  212-830-5200

The Trust...........................    1
Public Offering....................    11         (and for certain Trusts:)
Estimated Long Term Return and
  Estimated Current Return..........   13        Gruntal & Co., Incorporated
Rights of Certificateholders........   15               14 Wall Street
Tax Status..........................   16          New York, New York 10005
Liquidity .........................    20                212-267-8800
Total Reinvestment Plan.............   22
Trust Administration................   22
Trust Expenses and Charges..........   26
Exchange Privilege and
  Conversion Offer..................   27                  Trustee:
Other Matters.......................   32         Chase Manhattan Bank, N.A.
Description of Ratings..............   32                770 Broadway
                                                   New York, New York 10003
                                                         800-882-9898
      Parts A and B of this Prospectus
do not contain all of the information
set forth in the registration
statement and exhibits relating                           Evaluator:
thereto, filed with the Securities and          Kenny S&P Evaluation Services,
Exchange Commission, Washington, D.C.        a division of J.J. Kenny Co., Inc.
under the Securities Act of 1933, and                    65 Broadway
the Investment Company Act of 1940,                New York, New York 10006
and to which reference is made.



                                *          *          *

            This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

            No person is authorized to give any information or to make any representations not contained in Parts A and B in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


1427.2

I am the owner of __________ units of Mortgage Securities Trust, CMO Series _______ Short-Intermediate/Intermediate/Long-Intermediate Portfolio.

I would like to learn more about The Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio including charges and expenses. I understand that my request for more information about this fund in no way obligates me to participate in the reinvestment option, and that this request form is not an offer to sell. Please send me more information, including a copy of the current prospectus of The Treasurer's Fund, Inc.

                                              Date ______________________ 19__





Registered Holder (Print)                     Registered Holder (Print)


Registered Holder Signature                   Registered Holder Signature
                                              (The signatures if joint tenancy)


My Brokerage Firm's Name

Street Address

City, State & Zip Code

Broker's Name                                        Broker's No.




                                   MAIL TO:

                          THE TREASURER'S FUND, INC.
                          19 OLD KINGS HIGHWAY SOUTH
                           DARIEN, CONNECTICUT 06820




1427.1

                                    PART II

                      ADDITIONAL INFORMATION NOT REQUIRED
                                 IN PROSPECTUS

                      CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet.
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Auditors.
Consent of Counsel (included in Exhibits 99.3.1 and 99.3.1.1).
Consent of the Evaluator and Confirmation of Ratings of Standard & Poor's Corporation (included in Exhibit 99.5.1).

The following exhibits:


99.1.1    --   Reference Trust Agreements including certain amendments to the
               Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No. 2 to Form S-6
               Registration Statement No. 33-42399 of Mortgage Securities
               Trust, CMO Series 6 on October 17, 1991 and filed as
               Exhibit 1.1 to Amendment No. 1 to Form S-6 Registration
               Statement No. 33-43897 of Mortgage Securities Trust, CMO
               Series 7 on December 11, 1991 and incorporated herein by reference).


99.1.1.1  --   Trust Indenture and Agreement for Mortgage Securities Trust,
               CMO Series 1 and Subsequent Series (filed as Exhibit 1.1.1 to
               Amendment No. 2 to Form S-6 Registration Statement No. 33-36316
               of Mortgage Securities Trust, CMO Series 1 on November 1, 1990 and incorporated herein by reference).


99.1.3.4  --   Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit
               99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6
               Registration Statements Nos. 2-98914, 33-00376, 33-00856 and
               33-01869 of Municipal Securities Trust, Series 28, 39th
               Discount Series, Series 29 & 40th Discount Series and Series 30
               & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.1.3.6  --   Certificate of Incorporation of Gruntal & Co., Incorporated, as
               amended (filed as Exhibit 1.3.6 to Form S-6 Registration
               Statement No. 33-36316 of Mortgage Securities Trust, CMO
               Series 1 on August 10, 1990 and incorporated herein by reference).

99.1.3.7  --   By-Laws of Gruntal & Co., Incorporated, as amended (filed as
               Exhibit 1.3.7 to Form S-6 Registration Statement No. 33-36316
               of Mortgage Securities Trust, CMO Series 1 on August 10, 1990 and incorporated herein by reference).

99.1.4    --   Form of Agreement Among Underwriters (filed as Exhibit 1.4 to
               Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and

                                    II-1
1375.1

               Series 20 on June 16, 1989 and incorporated herein by reference).

99.2.1    --   Form of Certificate (filed as Exhibit 2.1 to Amendment No. 2 to
               Form S-6 Registration Statement No. 33-36316 of Mortgage
               Securities Trust, CMO Series 1 on November 1, 1990 and incorporated herein by reference).


99.3.1    --   Opinion of Battle Fowler LLP as to tax status of securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit 3.1 to Amendment No. 2 to Form
               S-6 Registration Statement No. 33-42399 of Mortgage Securities
               Trust, CMO Series 6 on October 17, 1991 and filed as
               Exhibit 3.1 to Amendment No. 1 to Form S-6 Registration
               Statement No. 33-43897 of Mortgage Securities Trust, CMO
               Series 7 on December 11, 1991 and incorporated herein by reference).


*99.5.1   --   Consents of the Evaluator and Confirmation of Ratings of
               Standard & Poor's Corporation.


 99.6.0   --   Power of Attorney of Reich & Tang Distributors L.P., the
               Depositor, by its Officers and a majority of its Directors
               (filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to
               Form S-6 Registration Statements Nos. 2-98914, 33-00376,
               33-00856 and 33-01869 of Municipal Securities Trust, Series 28,
               39th Discount Series, Series 29 & 40th Discount Series and
               Series 30 & 41st Discount Series, respectively, on October 31,
               1995 and incorporated herein by referen e).


99.6.1    --   Power of Attorney of Gruntal & Co., Incorporated by its
               Officers and a majority of its Directors (filed as Exhibit 6.1 to Form S-6 Registration Statement No. 33-36316 of Mortgage
               Securities Trust, CMO Series 1 on August 10, 1990 and incorporated herein by reference).

99.7.0    --   Form of Agreement among Co-Sponsors (filed as Exhibit 7.0 to
               Form S-6 Registration Statement No. 33-36316 of Mortgage
               Securities Trust, CMO Series 1 on August 10, 1990 and incorporated herein by reference).

*27       --   Financial Data Schedule(s) (for EDGAR filing only).

--------
*         Being filed by this Amendment.


                                    II-2
1375.1

                                  SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, the registrants, Mortgage Securities Trust, CMO Series 6 and CMO Series 7 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of October, 1995.

            MORTGAGE SECURITIES TRUST,
            CMO SERIES 6 and CMO SERIES 7
                  (Registrants)

            REICH & TANG DISTRIBUTORS L.P.
                  (Depositor)

            By:   Reich & Tang Asset Management, Inc.,
                  as general partner

            By:   /s/ LORRAINE C. HYLSLER
                  LORRAINE C. HYLSLER
                  (Authorized Signatory)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.
Name                   Title                                Date



PETER S. VOSS          President, Chief Executive   )
                       Officer and Director         )
G. NEAL RYLAND         Executive Vice President,    )  October 30, 1995
                       Treasurer and Chief          )
                       Financial Officer            )
EDWARD N. WADSWORTH    Clerk                        )
RICHARD E. SMITH III   Director                     )By: /s/ LORRAINE C. HYLSLER
STEVEN W. DUFF         Director                     )    LORRAINE C. HYLSLER
BERNADETTE N. FINN     Vice President               )    Attorny-in-Fact*
LORRAINE C. HYLSLER    Secretary                    )
RICHARD DE SANCTIS     Vice President and Treasurer )



---------------


* An executed power of attorney was filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of Municipal Securities Trust,
      Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995.



                                    II-3
1375.1

                                  SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, the registrants, Mortgage Securities Trust, CMO Series 6 and CMO Series 7 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of October, 1995.

                  MORTGAGE SECURITIES TRUST,
                  CMO SERIES 6 and CMO SERIES 7
                        (Registrants)


                  GRUNTAL & CO., INCORPORATED
                        (Depositor)


                  By:   /s/ ROBERT SABLOWSKY
                        ROBERT SABLOWSKY
                        (Authorized Signatory)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of Gruntal & Co., Incorporated, the Depositor, in the capacities and on the dates indicated.

Name                Title                         Date


HOWARD SILVERMAN    Chief Executive Officer and   )
                    Director                      ) October 30, 1995
EDWARD E. BAO       Executive Vice President and  )
                    Director                      )
BARRY RICHTER       Executive Vice President and  )
                    Director                      ) By: /s/ ROBERT SABLOWSKY
ROBERT SABLOWSKY    Executive Vice President and  )     ROBERT SABLOWSKY
                    Director                      )     Attorney-in-Fact*
LIONEL G. HEST      Senior Executive and Director )


---------------

* An executed copy of the power of attorney was filed as Exhibit 6.1 to Registration Statement No. 33-36316 on August 10, 1990.

                                    II-4
1375.1

CONSENT OF INDEPENDENT AUDITORS



We consent to the use in these Post-Effective Amendments to the Registration Statement of our report on the financial statements of Mortgage Securities Trust, CMO Series 6 and Mortgage Securities Trust, CMO Series 7 included herein and to the reference to our firm under the heading "Independent Auditors" in the Prospectus which is part of this Registration Statement.





                        KPMG Peat Marwick LLP


New York, New York
October 19, 1995

                                 EXHIBIT INDEX


Exhibit     Description                                               Page No.


99.1.1 Reference Trust Agreements including certain Amendments to the Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No. 2 to Form S-6 Registration Statement No. 33-42399 of Mortgage Securities Trust, CMO Series 6 on October 17, 1991 and filed as Exhibit 1.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-43897 of Mortgage Securities Trust, CMO Series 7 on December 11, 1991 and incorporated herein by reference).


99.1.1.1 Trust Indenture and Agreement for Mortgage Securities Trust, CMO Series 1 and Subsequent Series (filed as Exhibit 1.1.1 to Amendment No. 2 to Form S-6 Registration Statement No. 33-36316 of Mortgage Securities Trust, CMO Series 1 on November 1, 1990 and incorporated herein by reference).


99.1.3.4 Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit 99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of
             Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.1.3.6     Certificate of Incorporation of Gruntal & Co.,
             Incorporated, as amended (filed as Exhibit 1.3.6 to Form S-6 Registration Statement No. 33-36316 of
             Mortgage Securities Trust, CMO Series 1 on
             August 10, 1990 and incorporated herein by reference).

99.1.3.7 By-Laws of Gruntal & Co., Incorporated, as amended (filed as Exhibit 1.3.7 to Form S-6 Registration Statement No. 33-36316 of Mortgage Securities Trust, CMO Series 1 on August 10, 1990 and incorporated herein by reference).

99.1.4       Form of Agreement Among Underwriters (filed as
             Exhibit 1.4 to Amendment No. 1 to Form S-6
             Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.2.1       Form of Certificate (filed as Exhibit 2.1 to
             Amendment No. 2 to Form S-6 Registration Statement
             No. 33-36316 of Mortgage Securities Trust, CMO
             Series 1 on November 1, 1990 and incorporated herein by reference).

99.3.1 Opinion of Battle Fowler LLP as to tax status of securities being registered, including their consent to the filing thereof and to the use of their name

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Exhibit     Description                                               Page No.




             under the heading "Tax Status" in the Prospectus (filed as Exhibit 3.1 to Amendment No. 2 to Form S-6 Registration Statement No. 33-42399 of Mortgage Securities Trust, CMO Series 6 on October 17, 1991 and filed as Exhibit 3.1 to Amendment No. 2 to Form S-6 Registration Statement No. 33-43897 of Mortgage Securities Trust, CMO Series 7 on December 11, 1991 and incorporated herein by reference).


99.5.1       Consents of the Evaluator and Confirmation of
             Ratings of Standard & Poor's Corporation . . . . . .


99.6.0 Power of Attorney of Reich & Tang Distributors L.P., the Depositor, by its Officers and a majority of its Directors (filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of
             Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.6.1 Power of Attorney of Gruntal & Co., Incorporated by its Officers and a majority of its Directors (filed as Exhibit 6.1 to Form S-6 Registration Statement No. 33-36316 of Mortgage Securities Trust, CMO Series 1 on August 10, 1990 and incorporated herein by reference).

99.7.0       Form of Agreement among Co-Sponsors (filed as
             Exhibit 7.0 to Form S-6 Registration Statement
             No. 33-36316 of Mortgage Securities Trust, CMO Series 1 on August 10, 1990 and incorporated herein by reference).

27           Financial Data Schedule(s) (for EDGAR filing
             only)........................................

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